1933 Act File No. 33-36729
                                          1940 Act File No. 811-6165

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.     ........................

    Post-Effective Amendment No.  26 .......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.  25 ......................................        X

                        MUNICIPAL SECURITIES INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b)
 _ 60 days after filing pursuant to paragraph (a)(i) X on October 31, 1998 pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC  20037

                              CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of MUNICIPAL SECURITIES INCOME TRUST, which is comprised of five portfolios: (1) Federated Pennsylvania Municipal Income Fund, (a) Class A Shares and (b) Class B Shares; (2) Federated Ohio Municipal Income Fund, (a) Class F Shares; (3) Federated Michigan Intermediate Municipal Trust; (4) Federated California Municipal Income Fund,
(a) Class A Shares (formerly, Class F Shares) and (b) Class B Shares; and (5) Federated New York Municipal Income Fund, (a) Class A Shares (formerly, Class F Shares), and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-5) Cover Page.

Item 2.     Synopsis......................(1(a),4(a),5) Summary of Fund
                                           Expenses - Class A Shares;
                                          (1(b),4(b)) Summary of Fund
                                          Expenses - Class B Shares;
                                          (2) Summary of Fund Expenses - Class
                                          F Shares; (3) Summary of Fund
                                          Expenses.

Item 3.     Condensed Financial
            Information...................(1(a),4(a),5) Financial Highlights
                                          - Class A Shares; (1(b),4(b))
                                          Financial Highlights - Class B
                                          Shares; (2) Financial Highlights -
                                          Class F Shares; (3) Financial
                                          Highlights; (1-5) Performance
                                          Information.

Item 4.     General Description of
            Information ..................(1-5) General Information;
                                          (1-5) Investment Information;
                                          (1-5) Investment Objective; (1-5)
                                          Investment Policies;(1) Pennsylvania
                                          Municipal Securities; (2) Ohio
                                          Municipal Securities; (3) Michigan
                                          Municipal Securities; (4) California
                                          Municipal Securities; (5) New York
                                          Municipal Securities; (1-5) Investment
                                          Risks; (1-5) Non-Diversification;
                                          (1-5) Investment Limitations.

Item 5.     Management of the Fund........(1-5) Trust Information; (1-5)
                                          Management of the Trust; (1,3-5)
                                          Distribution of Shares; (2)
                                          Distribution of Class F Shares;
                                          (1-5) Administration of the Fund.

Item 6.     Capital Stock and Other
            Securities....................(1-5) Account and Share Information;
                                          (1-5) Dividends and Distributions;
                                          (1-5) Accounts with Low Balances;
                                          (1-5) Shareholder Information; (1-5)
                                          Voting Rights; (1-5) Tax Information;
                                          (1-5) Federal Income Tax; (1)
                                          Pennsylvania Taxes; (2) State of Ohio
                                          Income Taxes; (3) Michigan Taxes; (4)
                                          California Income Taxes; (5) New York
                                          Taxes; (1-5) State and Local Taxes.


Item 7.     Purchase of Securities
            Being                         Offered.................(1,4) Expenses
                                          of the Fund; (1-5) Net Asset Value;
                                          (1-5) Investing in the Fund; (1-5)
                                          Purchasing Shares; (1-5) Purchase
                                          Shares Through a Financial
                                          Intermediary;(1-5) Purchasing Shares
                                          by Wire; (1-5) Purchasing Shares by
                                          Check; (1-5) Systematic Investment
                                          Program; (2) Eliminating the Sales
                                          Charge; (1,3-5) Reducing or
                                          Eliminating the Sales Charge; (1-5)
                                          Confirmations and Account Statements;
                                          (1,3-5) Distribution of Shares.

Item 8.     Redemption or Repurchase......(1-5) Redeeming and Exchanging Shares;
                                          (1-5) Redeeming or Exchanging Shares
                                          Through a Financial Intermediary;
                                          (1-5) Redeeming or Exchanging Shares
                                          by Telephone; (1-5) Redeeming or
                                          Exchanging Shares by Mail; (1-5)
                                          Requirements for Redemption; (1-5)
                                          Requirements for Exchange;
                                          (1-5) Systematic Withdrawal Program;
                                          (1-5) Contingent Deferred Sales
                                          Charge; (1-5) Eliminating the
                                          Contingent Deferred Sales Charge;
                                          (1-5) Accounts with Low Balances.

Item 9.     Pending Legal Proceedings     None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-5) Cover Page.

Item 11.    Table of Contents             (1-5) Table of Contents.

Item 12.    General Information and
            History.......................(1-5) General Information About the
                                          Fund; (1-5) About Federated
                                          Investors, Inc.

Item 13.    Investment Objectives
            and Policies..................(1-5) Investment Objectives and
                                          Policies.

Item 14.    Management of the Fund........(1-5) Municipal Securities Income
                                          Trust Management.

Item 15.    Control Persons and Principal
            Holders of Securities.........(1-5) Municipal Securities Income
                                          Trust Management.

Item 16.    Investment Advisory and Other
            Services......................(1-5) Investment Advisory Services;
                                          (1-5) Other Services; (3) Shareholder
                                          Services Agreement; (4,5)
                                          Distribution Plan and Shareholder
                                          Services Agreement.

Item 17.    Brokerage Allocation          (1-5) Brokerage Transactions.

Item 18.    Capital Stock and Other
            Securities                    Not applicable.

Item 19.    Purchase, Redemption and
            Pricing of Securities
            Being Offered.................(1-5) Purchasing Shares;
                                          (1-5) Determining Net Asset Value;
                                          (1-5) Redeeming Shares.

Item 20.    Tax Status                    (1-5) Tax Status.

Item 21.    Underwriters                  Not applicable.

Item 22.    Calculation of Performance
            Data..........................(1-5) Total Return; (1-5) Yield;
                                          (1-5) Tax-Equivalent Yield;
                                          (1-5) Performance Comparisons.

Item 23.    Financial Statements..........(1-5) To be filed by Amendment.








Federated Pennsylvania Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
Class A Shares, Class B Shares

Prospectus





The shares of Federated Pennsylvania Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local income tax ("Pennsylvania Municipal Securities"). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, as well as those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Class A Shares or Class B Shares involves investment risks including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information, dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   Prospectus dated October 31, 1998

                                TABLE OF CONTENTS


Summary of Fund Expenses-- Class B Shares        2

Financial Highlights -- Class A Shares     2

Financial Highlights -- Class B Shares     3

General Information..................  4
  Call the Fund......................  4

Investment Information...............  4
  Investment Objective...............  4
  Investment Policies................  4
  Pennsylvania Municipal Securities..  6
  Investment Risks...................  7
  Non-Diversification................  7
  Investment Limitations.............  7

Expenses of the Fund.................  7

Net Asset Value......................  8

Investing in the Fund................  8

Purchasing Shares....................  9
  Purchasing Shares Through a
    Financial Intermediary...........  9
  Purchasing Shares by Wire..........  9
  Purchasing Shares by Check.........  9
  Systematic Investment Program......  9
  Class A Shares.....................  9
  Class B Shares..................... 10

Redeeming and Exchanging Shares...... 10
  Redeeming or Exchanging Shares Through a
    Financial Intermediary........... 10
  Redeeming or Exchanging Shares by Telephone         10
  Redeeming or Exchanging Shares by Mail        11
  Requirements for Redemption........ 11
  Requirements for Exchange.......... 11
  Systematic Withdrawal Program...... 11
  Contingent Deferred Sales Charge... 11

Account and Share Information........ 12
  Confirmations and Account Statements    12
  Dividends and Distributions........ 12
  Accounts with Low Balances......... 12

Shareholder Information.............. 12

Trust Information.................... 13
  Management of the Trust............ 13
  Distribution of Shares............. 13
  Administration of the Fund......... 14

Shareholder Information.............. 15
  Voting Rights...................... 15

Tax Information...................... 15
  Federal Income Tax................. 15
  State and Local Taxes.............. 15

Performance Information.............. 16

Financial Statements................. 18

Independent Auditors' Report......... 33

SUMMARY OF FUND EXPENSES To be filed by Amendment.

FINANCIAL HIGHLIGHTS To be filed by Amendment.

                               GENERAL INFORMATION

The Trust was established as a Massachusetts business trust on August 6, 1990. Class A Shares and Class B Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio of Pennsylvania Municipal Securities. The Fund is not likely to be a suitable investment for non-Pennsylvania taxpayers or retirement plans since Pennsylvania Municipal Securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

   The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.

   Year 2000 Statement
Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.


                             INVESTMENT INFORMATION

Investment Objective
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Pennsylvania.

   The Fund may invest up to but not including 35% of its net assets in lower quality bonds. These bonds will usually offer higher yields than higher-rated bonds, but involve greater investment risk at the time of issue. (See "Investment Risks.")

Investment Policies
The Fund pursues its investment objective by investing in a portfolio of Pennsylvania Municipal Securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The securities in which the Fund invests include:

n obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, or agencies;

n debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

n participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. At least 80% of the value of the Fund's total assets will be invested in Pennsylvania Municipal Securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Characteristics
   The Pennsylvania municipal securities which the Fund buys are both investment grade and lower rated bonds. The Fund invests 65% of its assets in bonds which have the same characteristics assigned by Moody's Investors Service, Inc. ""Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") to bonds of investment grade quality (rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch). The Fund will limit its purchases of bonds rated Ba or below by Moody's or BB or below by S&P or Fitch (commonly known as "junk bonds" to up to but not including 35% of its net assets. Changes in economic or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher rated bonds.

   If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. In certain cases, the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as otherwise permissable bonds.

There is no limit to portfolio maturity. A description of the rating categories is contained in the Appendix to the Statement of Additional
Information.

Participation Interests
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Pennsylvania Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities
Some of the Pennsylvania Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Restricted and Illiquid Securities
As a matter of fundamental investment policy, the Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

   Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income taxes. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Pennsylvania municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments --Characteristics" (if rated) or those which the investment adviser judges to have the same characteristics as such investment grade securities (if unrated).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or the Commonwealth of Pennsylvania personal income taxes.

Pennsylvania Municipal Securities
Pennsylvania Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Pennsylvania Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
   The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the bonds in the Fund's portfolio as well as on market conditions. Yields on Pennsylvania Municipal Securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the Commonwealth of Pennsylvania or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Pennsylvania Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Pennsylvania Municipal Securities which meet the Fund's quality standards may not be possible if the Commonwealth of Pennsylvania or its municipalities do not maintain their current credit ratings. In addition, certain Pennsylvania constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Pennsylvania Municipal Securities.

A further discussion of the risks of a portfolio which invests largely in Pennsylvania Municipal Securities is contained in the Statement of Additional Information.

   The prices of longer term bonds fluctuate more widely in response to market interest rate changes. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" and below by S&P or Fitch or "Baa" and below by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of bonds which have characteristics of rated bonds choose not to have their obligations rated. Unrated bonds may carry a greater risk and higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair market value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 15% of its total assets in securities which are not readily marketable.

Reducing Risks of Lower-Rated Securities
The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

Credit Research
When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

Diversification
The Fund invests in securities of many different issuers to reduce portfolio risks.

Economic Analysis
The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

Non-Diversification
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

Investment Limitations
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of total assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval.


                              EXPENSES OF THE FUND

Holders of Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extra-ordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Trust's Shareholder Services Agreement, and the only expenses which are allocated specifically to Class B Shares as a class are expenses under the Trust's Shareholder Services Agreement and Distribution Plan. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; fees under the Trust's Shareholder Services Agreement; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the SEC and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.


                                 NET ASSET VALUE

   The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                              INVESTING IN THE FUND

This prospectus offers two classes of Shares each with the characteristics described below.

                        Class A                      Class B
Minimum and Subsequent
Investment Amounts      $1500/$100                   $1500/$100
Minimum and Subsequent Investment
Amount for Retirement Plans    NA                    NA
Maximum Sales Charge    4.50%* None
Maximum Contingent Deferred
Sales Charge**          None   5.50%
Conversion Feature      No     Yes

* Class A Shares are sold at NAV, plus a sales charge as follows:



              Sales Charge    Dealer
           as a Percentage ofConcession as
              Public  Net a Percentage of
             OfferingAmountPublic Offering
 Amount of TransactionPrice  Invested     Price
 Less than $100,000   4.50%    4.71%                               4.00%
 $100,000 but less
 than $250,000 3.75%  3.90%    3.25%
 $250,000 but less
 than $500,0002.50%   2.56%    2.25%
 $500,000 but less
 than $1 million2.00% 2.04%    1.80%
 $1 million or greater0.00%    0.00%          0.25%
 **Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

   The following contingent deferred sales charge schedule applies to Class B
   Shares:

 Year of Redemption     Contingent Deferred
 After Purchase   Sales Charge
 First           5.50%
 Second          4.75%
 Third           4.00%
 Fourth          3.00%
 Fifth           2.00%
 Sixth           1.00%
 Seventh and thereafter 0.00%
   Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."


                                PURCHASING SHARES

   Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares Through a
Financial Intermediary
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Class A Shares
Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class A Shares purchased:
n through financial intermediaries that do not receive sales charge dealer concessions;

n by Federated Life Members; or

n through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:
n purchasing Class A Shares in quantity;

n combining concurrent purchases of Class A Shares

        n  by you, your spouse, and your children under age 21, or;

        n  of two or more Federated Funds (other than money market funds);
n accumulating purchases (in calculating the sales charge on an additional purchase of Class A Shares, you may count the current value of previous Class A Share purchases still invested in the Fund);

n signing a letter of intent to purchase a specific dollar amount of Class A Shares within 13 months; or

n using the reinvestment privilege within 120 days of redeeming Class A Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession
   For sales of Class A Shares, the distributor will normally offer to pay a dealer up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Class A Shares. Financial intermediaries purchasing Class A Shares for their customers in amounts of $1 million or more are eligible to receive an advance commission from the distributor based on the following breakpoints:

                        Advance Commission
                          as a Percentage of
Transaction Amount            Public Offering Price

First $1 - $5 million                     0.75%
Next $5 - $20 million               0.50%
Over $20 million                    0.25%

For accounts with assets over $1 million, the dealer commission resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. Certain retirement accounts may not be eligible for this program. Financial intermediaries must notify the Fund once an account reaches $1 million in order to qualify for advance commissions.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if a financial intermediary received an advance commission on the transaction.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Class A Shares.

Class B Shares
Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares
Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.


                         REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging
Shares by Telephone
   Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail

        Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange
Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program
   Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares.

   Systematic Withdrawal Program ("SWP") on Class B Shares

A contingent deferred sales charge will not be charged on SWP redemptions of Class B Shares if:

n  shares redeemed are 12% or less of the account value in a single year;

n the account is at least one year old;

n all dividends and capital gains distributions are reinvested; and

n the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calendar year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

Contingent Deferred Sales Charge
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

     Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:


n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;

n representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 701/2;

n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

n which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

n which are reinvested in the Fund under the  reinvestment privilege;

n of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.

For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


                          ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions
   Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances
   Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.




                                TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Advisory Fees
The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

Adviser's Background

        Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

     J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

     Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Shares

     Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor will pay dealers an amount equal to 5.50% of the NAV of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

Distribution Plan and Shareholder Services
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily NAV of Class A Shares and 0.75% of the average daily NAV of Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of both Class A Shares and Class B Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
Federated Securities Corp. may pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the NAV of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to both Class A Shares and Class B Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance may be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

Administration of the Fund
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

Maximum   Average Aggregate
  Fee     Daily Net Assets
 0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million
 0.075%on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             SHAREHOLDER INFORMATION

Voting Rights
   Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding Shares of all series entitled to vote.


                                 TAX INFORMATION

Federal Income Tax
The Fund will pay no federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

State and Local Taxes
In the opinion of Houston, Donnelly & Meck, counsel to the Fund, Fund Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Pennsylvania Taxes
Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes. Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax-exempt obligations.


                             PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for each class of Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class of Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax equivalent yield.

Total return and yield will be calculated separately for Class A Shares and Class B Shares.

From time to time, advertisements for Class A Shares and Class B Shares of the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the performance of Class A Shares and Class B Shares to certain indices.




                                    APPENDIX

Standard & Poor's ("S&P") Municipal Bond Ratings
AAA --Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity of willingness to pay interest and repay principal. The "B" rating cagegory is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BB" rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC-The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C-The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, L.P. ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. The y carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. The y are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. ("Fitch") Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and ""AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

S&P Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Short-Term Debt Ratings

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&PCommercial Paper Ratings Definitions
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Commercial Paper Ratings
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Financial Statements to be filed by Amendment.

Federated Pennsylvania Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
Class A Shares, Class B Shares

Prospectus
   October 31, 1998
A Non-Diversified Portfolio of Municipal Securities Income Trust, an Open-End, Management Investment Company


Federated Pennsylvania
Municipal Income Fund
Class A Shares, Class B Shares
   Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Cusip 625922505
Cusip 625922836
   G00577-02 (10/98)











                  Federated Pennsylvania Municipal Income Fund
               (A Portfolio of Municipal Securities Income Trust)
                                 Class A Shares
                                 Class B Shares

                       Statement of Additional Information














        This Statement of Additional Information should be read with the prospectus of Federated Pennsylvania Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.



     Federated Pennsylvania Municipal Income Fund
     Federated Investors Funds
     5800 Corporate Drive
     Pittsburgh, Pennsylvania 15237-7000


                        Statement dated October 31, 1998














[GRAPHIC OMITTED]

      Cusip 625922036
      Cusip 625922836
      0090702B (10/98)

Table of Contents
I

General Information About the Fund     1

Investment Objective and Policies      1
  Acceptable Investments               1
  When-Issued and Delayed Delivery Transactions 2
  Futures Transactions                 2
  Temporary Investments                3
  Portfolio Turnover                   3
  Investment Limitations               3
  Pennsylvania Investment Risks        5

Municipal Securities Income Trust Management      5
  Fund Ownership                       9
  Trustees Compensation               10
  Trustee Liability                   10

Investment Advisory Services          11
  Adviser to the Fund                 11
  Advisory Fees                       11

Other Services                        11
  Fund Administration                 11
  Custodian and Portfolio Accountant  11
  Transfer Agent                      11
  Independent Auditors                11

Brokerage Transactions                11

Purchasing Shares                     12
  Quality Discounts and Accumulated Purchases   12
  Concurrent Purchases                12
  Letter of Intent                    12
  Reinvestment Privilege              13
  Conversion of Class B Shares        13
  Purchases by Sales Representatives, Fund
     Trustees, and Employees          13



Determining Net Asset Value           13
  Valuing Municipal Bonds             13
  Use of Amortized Cost               14

Redeeming Shares                      14
   Redemption in Kind                 14
   Contingent Deferred Sales Charge
      Class B Shares                  14
  Massachusetts Partnership Law       15

Tax Status                            15
  The Fund's Tax Status               15
  Shareholders' Tax Status            15

Total Return                          15

Yield                                 16

Tax-Equivalent Yield                  16
  Tax-Equivalency Table               17

Performance Comparisons               18
  Economic and Market Information     18

About Federated Investors             19
  Mutual Fund Market                  19
  Institutional Clients               19
  Bank Marketing                      19
  Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                       19

Appendix                              20

General Information About the Fund
The Fund is a portfolio in Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31,
1996), the Board of Trustees ("Trustees") approved changing the name of the Fund from Pennsylvania Municipal Income Fund to Federated Pennsylvania Municipal Income Fund. Shares of the Fund are presently offered in two classes known as Class A Shares and Class B Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to both classes of Shares.


Investment Objective and Policies
The Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The investment objective cannot be changed without approval of shareholders.

Acceptable Investments

The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and Pennsylvania state and local tax ("Pennsylvania Municipal Securities"). These securities include those issued by or on behalf of the Commonwealth of Pennsylvania and Pennsylvania municipalities, and those issued by states, territories and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities.

    Characteristics

     The Pennsylvania Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

    Types of Acceptable Investments

  Examples of Pennsylvania Municipal Securities are:

      o  municipal notes and municipal commercial paper;

      o  serial bonds sold with differing maturity dates;

      o tax anticipation notes sold to finance working capital needs of municipalities;

      o bond anticipation notes sold prior to the issuance of longer-term bonds;

      o  pre-refunded municipal bonds; and

      o  general obligation bonds secured by a municipality pledge of taxation.

    Participation Interests

  The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

    Variable Rate Municipal Securities

  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

    Municipal Leases

  The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

  In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

      o  whether the lease can be terminated by the lessee;

      o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

      o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

      o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

      o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

   Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments

The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

    Repurchase Agreements

  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

  From time to time, such as when suitable Pennsylvania municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Pennsylvania municipal bonds and thereby reduce the Fund's yield.

    Reverse Repurchase Agreements

  The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Portfolio Turnover

The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the portfolio turnover rates were 30% and 23%, respectively.

Investment Limitations

    Selling Short and Buying on Margin

  The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

    Issuing Senior Securities and Borrowing Money

  The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

    Pledging Assets

  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

    Underwriting

  The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

    Investing in Real Estate

  The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.

    Investing in Commodities

  The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

    Investing in Restricted Securities

  The Fund will not invest more than 10% of the value of its assets in securities subject to restrictions on resale under the Securities Act of 1933.

    Lending Cash or Securities

  The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
    Dealing in Puts and Calls

  The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

    Concentration of Investments

  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



    Investing in Illiquid Securities

  The Fund will not invest more than 15% of its net assets in illiquid obligations, including certain restricted securities determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the current fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

Pennsylvania Investment Risks

The Fund invests in obligations of Pennsylvania issuers which result in the Fund's performance being subject to risks associated with the overall conditions present within the Commonwealth. The following information is a brief summary of the prevailing economic and financial conditions of the Commonwealth. The information is based on official statements relating to securities and from other sources believed to be reliable. This should not be considered a complete description of all relevant information.

Pennsylvania's economy performed below the national average and is expected to continue this pattern over the next several years. While job growth has improved since the early 1990's, it still continues to lag well behind the national growth levels. Manufacturing is still an important industry in the Commonwealth, but has been exceeded by employment in both services and trade. Growth in personal income has also lagged behind the national growth rate, but Pennsylvania per capita income exceeds the national average and ranks 19th among the states. Despite the economic challenges, the Commonwealth's financial position remained stable due to improved spending controls and strong fiscal management. In addition, Pennsylvania continued to maintain a moderate debt level.

The overall credit quality of the Commonwealth is demonstrated by its debt ratings. Pennsylvania was recently upgraded to a Aa3 rating by Moody's. S&P rates the Commonwealth AA-.

The Fund's concentration in securities issued by the Commonwealth and its political subdivisions, provides a greater level of risk than a fund whose assets are diversified across numerous states and municipalities.

 The ability of the Commonwealth or its municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political, and demographic conditions within the Commonwealth, and the underlying fiscal condition of the Commonwealth, its counties, and municipalities..

   Municipal Securities Income Trust Management
Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.



Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, ED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.



Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Despository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President , Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership
Officers and Trustees own less than 1% of the outstanding Shares.

   As of August 7, 1998, the following shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class A Shares for its clients), Jacksonville, Florida, owned approximately 1,373,848 Class A Shares (7.04%).

As of August 7, 1998, the following shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class B Shares for its clients), Jacksonville, Florida, owned approximately 122,911 Class B Shares (5.11%).



   Trustees Compensation
       AGGREGATE
NAME,  COMPENSATION
POSITION WITH              FROM             TOTAL COMPENSATION PAID
Trust  TRUST*#      FROM FUND COMPLEX



John F. Donahue           $ -0-         $ -0- for the Trust and
Trustee and Chairman                    56 other investment companies in the Fund Complex

Thomas G. Bigley         $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy           $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis++$_____        $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland      $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

J. Christopher Donahue    $ -0-         $ -0- for the Trust and
Trustee and Executive                   18 other investment companies in the Fund Complex
Vice President
James E. Dowd            $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.  $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.  $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden          $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.      $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar         $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts        $____          $111,222 for the Trust and
      Trustee 56 other investment companies in the Fund Complex * Information is furnished for the fiscal year ended August 31, 1998.




# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

   The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services
Adviser to the Fund

        The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned $470,040, $341,175 and $341,354, respectively, of which $239,900, $195,433 and $222,052 were voluntarily waived.


Other Services
Fund Administration

   Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators collectively earned $141,863, $125,000, and $134,042, respectively.

Custodian and Portfolio Accountant

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those that are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


Purchasing Shares
   Except under certain circumstances described in the prospectus, Shares are sold at their NAV (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

Quantity Discounts and Accumulated Purchases
As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Concurrent Purchases
   Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge..

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Letter of Intent
   A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege
The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

     In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

Conversion of Class B Shares
Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Purchases by Sales Representatives, Fund Trustees, and Employees

The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   o Trustees, employees, and sales representatives of the Fund, Federated
   Advisers, and Federated Securities Corp. and its affiliates;    o Federated
   Life Members (Class A Shares only); o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp. Shares may also be sold without a sales charge; and
   o  trusts, pensions, or profit-sharing plans for these individuals.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.


Determining Net Asset Value
The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuing Municipal Bonds

The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


Redeeming Shares
The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

   Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Contingent Deferred Sales Charge -- Class B Shares
In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase; (3) Shares held for fewer than six years on a first-in, first-out basis.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.


Tax Status
The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

o     invest in securities within certain statutory limits; and

o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

    Capital Gains

  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

      o  the availability of higher relative yields;

      o  differentials in market values;

      o  new investment opportunities;

      o  changes in creditworthiness of an issuer; or

      o  an attempt to preserve gains or limit losses.

  Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares. Any loss by a shareholder on Fund Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


Total Return
The Fund's average annual total return for Class A Shares for the one-year and five-year periods ended August 31, 1997, and for the period from October 11, 1990 (date of initial public investment) to August 31, 1997, were 4.25%, 6.15% and 7.62%, respectively. The Fund's cumulative total return for Class B Shares from March 4, 1997 (date of initial public investment) to August 31, 1997 was (-1.21%). Cumulative total return reflects Class B Shares total performance over a specific period of time. Class B Share total return is representative of only six months of activity.

   The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge will be deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.


Yield

     The Fund's yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1997 were 4.42% and 3.64%, respectively.

   The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares of the Fund, performance will be reduced for those shareholders paying those fees.


Tax-Equivalent Yield
   The Fund's tax-equivalent yields for Class A Shares and Class B Shares for the thirty-day period ended August 31, 1997 were 6.39% and 5.26%, respectively. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a state and federal tax rate of 30.80% and assuming that income is 100% tax-exempt.

Tax-Equivalency Table

The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the state of Pennsylvania. As the table on the next page indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                              STATE OF PENNSYLVANIA
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  17.80%    30.80%       33.80%        38.80%        42.40%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.82%     2.17%       2.27%         2.45%         2.60%

        2.00%      2.43%     2.89%       3.02%         3.27%         3.47%

        2.50%      3.04%     3.61%       3.78%         4.08%         4.34%

        3.00%      3.65%     4.34%       4.53%         4.90%         5.21%

        3.50%      4.26%     5.06%       5.29%         5.72%         6.08%

        4.00%      4.87%     5.78%       6.04%         6.54%         6.94%

        4.50%      5.47%     6.50%       6.80%         7.35%         7.81%

        5.00%      6.08%     7.23%       7.55%         8.17%         8.68%

        5.50%      6.69%     7.95%       8.31%         8.99%         9.55%

        6.00%      7.30%     8.67%       9.06%         9.80%        10.42%

      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Shares. *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons
The performance of each class of Shares depends upon such variables as:

o     portfolio quality;

o     average portfolio maturity;

o     type of instruments in which the portfolio is invested;

o     changes in interest rates and market value of portfolio securities;

o     changes in the Fund's class expenses; and

o     various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specific period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

   About Federated Investors, Inc.
     Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies..

Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

     Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securites Corp.





*source:  Investment Company Institute
























Federated Ohio Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
Class F Shares

Prospectus





The Class F Shares of Federated Ohio Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The Fund invests primarily in a portfolio of Ohio municipal securities.

The shares offered by this prospectus are not deposits or obligations of any Bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal deposit insurance corporation, the federal reserve board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in Class F Shares. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information for Class F Shares dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


   Prospectus dated October 31, 1998

                                TABLE OF CONTENTS


Financial Highlights.................  2

General Information..................  3
  Calling the Fund...................  3

Investment Information...............  3
  Investment Objective...............  3
  Investment Policies................  3
  Ohio Municipal Securities..........  5
  Investment Risks...................  6
  Non-Diversification................  6
  Investment Limitations.............  6

Net Asset Value......................  6

Investing in the Fund................  6

Purchasing Shares....................  7
  Purchasing Shares Through a
    Financial Intermediary...........  7
  Purchasing Shares By Wire..........  7
  Purchasing Shares By Check.........  7
  Systematic Investment Program......  7
  Eliminating the Sales Charge.......  7

Redeeming and Exchanging Shares......  8
  Redeeming and Exchanging Shares
    Through a Financial Intermediary.  8
  Redeeming and Exchanging Shares by Telephone        8
  Redeeming and Exchanging Shares by Mail       8
  Requirements for Redemption........  9
  Requirements for Exchange..........  9
  Systematic Withdrawal Program......  9
  Contingent Deferred Sales Charge...  9

Account and Share Information........ 10
  Confirmations and Account Statements    10
  Dividends and Distributions........ 10
  Accounts with Low Balances......... 10

Shareholder Information.............. 10

Trust Information.................... 10
  Management of the Trust............ 10

Administration of the Fund........... 12

Shareholder Information.............. 12
  Voting Rights...................... 12

Tax Information...................... 13

Federal Income Tax................... 13
  State of Ohio Income Taxes......... 13
  State and Local Taxes.............. 14

Performance Information.............. 14

Financial Statements................. 15

Independent Auditors' Report......... 26

SUMMARY OF FUND EXPENSES To be filed by Amendment.

FINANCIAL HIGHLIGHTS To be filed by Amendment.

                               GENERAL INFORMATION

The Trust was established as a Massachusetts business trust on August 6, 1990. Class F Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Ohio municipal securities. The Fund is not likely to be a suitable investment for non-Ohio taxpayers or retirement plans since Ohio municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

   The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.

   Year 2000 Statement
Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs, and to a lesser extent, the computer hardware in use today cannot distinguish the securities of trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.


                             INVESTMENT INFORMATION

Investment Objective
The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Ohio.

   The Fund may invest up to but not including 35% of its net assets in lower quality bonds. These bonds will usually offer higher yields than higher-rated bonds, but involve greater investment risk at the time of issue. (See "Investment Risks.")

Investment Policies
The Fund pursues its investment objective by investing primarily in Ohio municipal securities. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The securities in which the Fund invests include:

n obligations issued by or on behalf of the state of Ohio, its political subdivisions, or agencies;

n debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

n participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Ohio and Ohio municipalities ("Ohio municipal securities"). At least 80% of the value of the Fund's total assets will be invested in Ohio municipal securities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Characteristics
   The Ohio municipal securities which the Fund buys are both investment grade and lower rated bonds. The Fund invests 65% of its assets in bonds which have the same characteristics assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") to bonds of investment grade quality (rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch). The Fund will limit its purchases of bonds rated Ba or below by Moody's or BB or below by S&P or Fitch (commonly known as "junk bonds") to up to but not including 35% of its net assets. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

If a rated bond loses its rating or has its rating reduced after the Fund has purchase it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. In certain cases, the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as otherwise permissable bonds.

There is no limit to portfolio maturity. A description of the rating categories is contained in the Appendix this prospectus.

Participation Interests
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Ohio municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities
Some of the Ohio municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Restricted and Illiquid Securities
As a matter of fundamental investment policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

   Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-Ohio municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments--Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Ohio or Ohio municipalities.

Ohio Municipal Securities
Ohio municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Ohio municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
   The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the bonds in the Fund's portfolio as well as on market conditions. Yields on Ohio municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Ohio or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Ohio municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Ohio municipal securities which meet the Fund's quality standards may not be possible if the state of Ohio or its municipalities do not maintain their current credit ratings. In addition, certain Ohio constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Ohio municipal securities.

A further discussion of the risks of a portfolio which invests largely in Ohio municipal securities is contained in the Statement of Additional Information.

   The prices of longer term bonds fluctuate more widely in response to market interest rate changes. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" and below by S&P or Fitch or "Baa" and below by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of bonds which have characteristics of rated bonds choose not to have their obligations rated. Unrated bonds may carry a greater risk and higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair market value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 15% of its total assets in securities which are not readily marketable.

Reducing Risks of Lower-Rated Securities
The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

Credit Research
When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

Diversification
The Fund invests in securities of many different issuers to reduce portfolio risks.

Economic Analysis
The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

Non-Diversification
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

Investment Limitations
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


                                 NET ASSET VALUE

   The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                              INVESTING IN THE FUND

This prospectus offers Class F Shares with the characteristics described below.

                              Class F
Minimum and Subsequent Investment Amount                      $1500/$100
Minimum and Subsequent Investment Amount
for Retirement Plans           NA
Maximum Sales Charge         1.00%*
Maximum Sales Charge as a Percentage of the
Net Amount Invested           1.01%
Maximum Contingent Deferred Sales Charge**                     1.00%**
* There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through certain entities or programs. Please see the section entitled "Reducing or Eliminating the Sales Charge."

**    Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

  The following contingent deferred sales charge schedule applies to Class F
Shares:

                              Contingent
                              Deferred
Amount of Purchase            Shares Held Sales Charge
Up to $1,999,999Four Years or less                    1.00%
$2,000,000 to $4,999,999      Two Years or less       0.50%
$5,000,000 or moreOne Year or less                    0.25%

                                PURCHASING SHARES

   Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares through a Financial Intermediary
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program
   Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Eliminating the Sales Charge
Class F Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class F Shares purchased:
n through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients;

n by sales representatives, Trustees, and employees of the Fund, Federated
  Advisers, Federated Securities Corp. or their affiliates and their immediate family members;

n by any investment dealer who has a sales agreement with Federated Securities
  Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons or retirement plans where the third pary administrator has entered into certain arrangements with Federated Securities Corp.

In addition, the sales charge on Class F Shares can be eliminated by: n purchasing Class F Shares in quantity;

n combining concurrent purchases of Class F Shares

      n by you, your spouse, and your children under age 21, or; n of two or more Federated Funds (other than money money market funds);

n accumulating purchases (in calculating the sales charge on an additional purchase of Class F Shares, you may count the current value of previous Class F Share purchases still invested in the Fund);

n signing a letter of intent to purchase a specific dollar amount of Class F Shares within 13 months; or

n using the reinvestment privilege within 120 days of redeeming Class F Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession
   For sales of Shares, a dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.

     Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.


                         REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for shares of Ohio Municipal Cash Trust or Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone
   Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the share- holder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange
   Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program
   Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.

Contingent Deferred Sales Charge
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

     Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:


n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;

n representing a total or partial distribution from an Individual Retirement
  Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 701/2;

n representing a total or partial distribution from a qualified plan, other than an Individual Retirement Account, Keogh Plan, or a custodial account following retirement;

n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

n which are reinvested in the Fund under the reinvestment privilege;

n of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.


For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


                          ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions
Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances
   Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.




                                TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  Advisory Fees
  The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion.

  Adviser's Background
     Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Directorof Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

  Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

     J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

     Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Class F Shares

     Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan and Shareholder Services
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.40% of the average daily NAV of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of its Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.


                           ADMINISTRATION OF THE FUND

Administrative Services.
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

Maximum                                        Average Aggregate
  Fee     Daily Net Assets
 0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million
 0.075%on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             SHAREHOLDER INFORMATION

Voting Rights
   Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of August 7, 1998, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (as record owner holding Shares for its clients), owned approximately 2,026,365 Shares (30.07%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                 TAX INFORMATION

Federal Income Tax
The Fund does not expect to pay federal income tax because it expects to meet requirements of the Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

State of Ohio Income Taxes
Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio individual income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) interest or dividends from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which are exempt from state income tax under federal laws. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to Ohio individual income taxes.

Distributions made by the Fund will not be subject to Ohio corporate franchise tax to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest from obligations of Ohio or its subdivisions which is exempt from federal income tax; or (ii) net interest income from obligations issued by the United States and its territories or possessions or by any authority, commission or instrumentality of the United States, which is included in federal taxable income and which is exempt from state income tax under federal laws.

Exempt-interest dividends that represent interest from obligations held by the Fund which are issued by Ohio or its political subdivisions will be exempt from any Ohio municipal income tax (even if the municipality is permitted under Ohio law to levy a tax on intangible income).

State and Local Taxes
Income from the Fund is not necessarily free from taxes in states other than Ohio. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                             PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.




                                    APPENDIX

Standard & Poor's ("S&P") Municipal Bond Ratings
AAA --Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity of willingness to pay interest and repay principal. The "B" rating cagegory is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BB" rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC-The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C-The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, L.P. ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. The y carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. The y are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. ("Fitch") Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and ""AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

S&P Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Short-Term Debt Ratings
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&PCommercial Paper Ratings Definitions
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Commercial Paper Ratings
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Financial Statements to be filed by Amendment.

Federated Ohio Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
Class F Shares

Prospectus
   October 31, 1998
A Non-Diversified Portfolio of Municipal Securities Income Trust, An Open-End, Management Investment Company


Federated Ohio Municipal Income Fund
Class F Shares
   Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder  Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA
15222-5401 Cusip 625922307    0090702A-F (10/98)








      Federated Ohio Municipal Income Fund
       (A Portfolio of Municipal Securities Income Trust)

      Class F Shares

      Statement of Additional Information





         This Statement of Additional Information should be read with the prospectus of Federated Ohio Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

      Federated Ohio Municipal Income Fund

      Federated Investors Funds

      5800 Corporate Drive

      Pittsburgh, Pennsylvania 15237-7000



      Statement dated October 31, 1998












[GRAPHIC OMITTED]

      Cusip 625922307
         0090702B (10/98)

                                TABLE OF CONTENTS


General Information About the Fund     1

Investment Objective and Policies      1
  Acceptable Investments               1
  When-Issued and Delayed Delivery Transactions                2
  Futures Transactions                 2
  Temporary Investments                3
  Portfolio Turnover                   3
  Investment Limitations               3
  Ohio Investment Risks                5

Municipal Securities Income Trust Management                  6
  Fund Ownership                      10
  Trustees Compensation               10
  Trustee Liability                   11

Investment Advisory Services          11
  Adviser to the Fund                 11
  Advisory Fees                       11

Other Services                        11
  Fund Administration                 11
  Custodian and Portfolio Accountant  11
  Transfer Agent                      11
  Independent Auditors                11

Brokerage Transactions                12

Purchasing Shares                     12
  Quality Discounts and Accumulated Purchases     12
  Concurrent Purchases                12
  Letter of Intent                    13
  Reinvestment Privilege              13
  Purchases by Sales Representatives, Fund
     Trustees, and Employees          13





Determining Net Asset Value           13
  Valuing Municipal Bonds             14
  Use of Amortized Cost               14

Redeeming Shares                      14
   Redemption in Kind                 14
   Contingent Deferred Sales Charge   14
  Massachusetts Partnership Law       14

Tax Status                            15
  The Fund's Tax Status               15
  Shareholders' Tax Status            15

Total Return                          15

Yield                                 15

Tax-Equivalent Yield                  16
  Tax-Equivalency Table               16

Performance Comparisons               17
  Economic and Market Information     17

About Federated Investors             18
  Mutual Fund Market                  18
  Institutional Clients               18
  Bank Marketing                      18
  Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                       18

Appendix                              19

                       GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31,
1996), the Board of Trustees ("Trustees") approved changing the name of the Fund from Ohio Municipal Income Fund to Federated Ohio Municipal Income Fund and also approved changing the name of the Fund's presently offered shares from Fortress Shares to Class F Shares ("Shares").


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income and the personal income taxes imposed by the state of Ohio and Ohio municipalities. The investment objective cannot be changed without approval of shareholders.

Acceptable Investments
The Fund invests primarily in Ohio municipal securities.

Characteristics
     The Ohio municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Types of Acceptable Investments
  Examples of Ohio municipal securities are: governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality. Government lease certificates purchased by the Fund will not contain non-appropriation clauses; municipal notes and tax-exempt commercial paper; serial bonds; tax anticipation notes sold to finance working capital needs of municipalities; bond anticipation notes sold in anticipation of the issuance of long-term bonds; pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and general obligation bonds.

Participation Interests
  The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities
  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Municipal Leases
  The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

o whether the lease can be terminated by the lessee:

   the potential recovery, if any, from a sale of the leased property upon termination of the lease;

o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

   Investing in Securities of Other Investment Companies
The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

Repurchase Agreements
  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

From time to time, such as when suitable Ohio municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Ohio municipal bonds and thereby reduce the Fund's yield.

Reverse Repurchase Agreements
  The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Portfolio Turnover
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual portfolio turnover rate exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the portfolio turnover rates were 38% and 11%, respectively.

Investment Limitations
Selling Short and Buying on Margin
  The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money
  The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets
  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

Underwriting
  The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Real Estate
  The Fund will not buy or sell real estate although it may invest in municipal bonds secured by real estate or interests in real estate.

Investing in Commodities
  The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Investing in Restricted Securities
  The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

Lending Cash or Securities
  The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

Dealing in Puts and Calls
  The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments
  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

   The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

       Investing in Illiquid Securities
  The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

    Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restrictions.

    For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

Ohio Investment Risks
The economy of the state of Ohio is reliant in part on durable goods manufacturing, largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. During the past decade, competition in various industries in the state of Ohio has changed from being domestic to international in nature. In addition, these industries may be characterized as having excess capacity in particular product segments. The steel industry, in particular, and the automobile industry, to a lesser extent, share these characteristics. Because the state of Ohio and certain underlying municipalities have large exposure to these industries and their respective aftermarkets, trends in these industries may, over the long term, impact the demographic and financial position of the state of Ohio and its municipalities. To the degree that domestic manufacturers in industries to which Ohio municipalities have exposure fail to make competitive adjustments, employment statistics and disposable income of residents in Ohio may deteriorate, possibly leading to population declines and erosion of municipality tax bases. Both the economic trends above and the political climate in various municipalities may have contributed to the decisions of various businesses and individuals to relocate outside the state. A municipality's political climate, in particular, may affect its own credit standing. For both the state of Ohio and underlying Ohio municipalities, adjustment of credit ratings by the rating agencies may affect the ability to issue securities and thereby affect the supply of obligations meeting the quality standards for investment by the Fund. As a result of the most recent recession, the state fully depleted the budget stabilization fund that exceeded $300 million. The state acted promptly in addressing the fall in revenue with an expansion of the sales tax and cuts in appropriations. As a result of prudent financial management, the state restored the budget stabilization fund in fiscal 1993. Strong performance in fiscal 1994, 1995, and 1996 resulted in reserve levels that were well above the levels of 1990. Ohio's budget stabilization fund is now above $828 million. The state has relatively modest debt outstanding as compared to its economic base. Economic restructuring continues as the state's traditional manufacturing sectors are gradually replaced by trade and service sectors. This transformation will reduce the state's sensitivity to economic cycles. The state has established procedures for municipal fiscal emergencies under which joint state/local commissions are established to monitor the fiscal affairs of a financially troubled municipality. When these procedures are invoked, the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty-one cities and villages, including the City of Cleveland; in sixteen of these communities, the fiscal situation has been resolved and the procedures terminated. The foregoing discussion only highlights some of the significant financial trends and problems affecting the state of Ohio and underlying municipalities.

                  MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT

   Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President , Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership
Officers and Trustees own less than 1% of the outstanding Shares.

   As of August 7, 1998, the following shareholder of record owned 5% or more of the outstanding Shares of the Fund: Parcol & Co., c/o SEI Trust Company, Oaks, Pennsylvania, owned approximately 478,741 Shares (7.11%) and Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, Florida, owned approximately 2,026,365 Shares (30.07%).



   Trustees Compensation
       AGGREGATE
NAME,  COMPENSATION
POSITION WITH              FROM             TOTAL COMPENSATION PAID
Trust  TRUST*#      FROM FUND COMPLEX


John F. Donahue           $ -0-         $ -0- for the Trust and
Trustee and Chairman                    56 other investment companies in the Fund Complex

Thomas G. Bigley        $1,217          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy          $1,341          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis++$_____        $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland     $1,341          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

J. Christopher Donahue    $ -0-         $ -0- for the Trust and
Trustee and Executive                   18 other investment companies in the Fund Complex
Vice President

James E. Dowd           $1,341          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $1,217          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr. $1,341          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden         $1,217          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.     $1,217          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar        $1,217          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts       $1,217          $111,222 for the Trust and
      Trustee 56 other investment companies in the Fund Complex * Information is furnished for the fiscal year ended August 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

   The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23,
 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.




Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          INVESTMENT ADVISORY SERVICES

Adviser to the Fund

        The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned $277,606, $285,381, and $291,144, respectively, of which $230,268, $233,662, and $256,279, were voluntarily waived.


                                 OTHER SERVICES

Fund Administration
   Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators collectively earned $125,000, $125,000, and $125,000, respectively.

Custodian and Portfolio Accountant
State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


                                PURCHASING SHARES

   Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

Quantity Discounts and Accumulated Purchases
As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid.. For example, the Fund will combine all Class F Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $900,000 and purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase.

   In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Share redemptions. For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and he purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Class F Shares.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class F Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge after it confirms the purchases.

Concurrent Purchases
Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Letter of Intent
A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.

While this letter of intent will not obligate the shareholder to purchase Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege
The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class F shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class F shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

     In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.



Purchases by Sales Representatives, Fund Trustees, and Employees
   The following individuals and their immediate family members may buy Class F Shares at net asset value without a sales charge:

   o Trustees, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates; o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and o trusts, pensions, or profit-sharing plans for these individuals.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.


                           DETERMINING NET ASSET VALUE

        The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuing Municipal Bonds
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


                                REDEEMING SHARES

The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire- transferred redemptions of less than $5,000.

Redemption in Kind
   Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



Contingent Deferred Sales Charge
   In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; and
(2) Shares held for more than four full years from the date of purchase on a first-in, first-out basis.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

                                   TAX STATUS

The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
o invest in securities within certain statutory limits; and
o distribute to its shareholders at least 90% of its net income earned during the year.
Shareholders' Tax Status
Capital Gains
  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

o the availability of higher relative yields;

o differentials in market values;

o new investment opportunities;

o changes in creditworthiness of an issuer; or

o an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


                                  TOTAL RETURN

The Fund's average annual total returns for the one-year and five-year periods ended August 31, 1997, and for the period from October 12, 1990 (date of initial public investment) to August 31, 1997, were 6.27%, 6.35%, and 7.64%, respectively.

   The average annual total return for the Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge will be deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.

                                                                        YIELD

The Fund's yield for the 30-day period ended August 31, 1997 was 4.46%.

   The yield for Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of Shares of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.


                              TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the 30-day period ended August 31, 1997 was 6.19%.

   The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that either class would have had to earn to equal its actual yield, assuming a 28% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.

Tax-Equivalency Table
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and is free from the income taxes imposed by the state of Ohio. As the tables on the following pages indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF OHIO
      FEDERAL TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL AND STATE TAX BRACKET:

                  19.279%   32.933%      37.624%       43.201%       46.801%


      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.86%     2.24%       2.40%         2.64%         2.82%

        2.00%      2.48%     2.98%       3.21%         3.522%        3.76%

        2.50%      3.10%     3.73%       4.01%         4.40%         4.70%

        3.00%      3.72%     4.47%       4.81%         5.28%         5.64%

        3.50%      4.34%     5.22%       5.61%         6.16%         6.58%

        4.00%      4.96%     5.96%       6.41%         7.04%         7.52%

        4.50%      5.57%     6.71%       7.21%         7.92%         8.46%

        5.00%      6.19%     7.46%       8.02%         8.80%         9.40%

        5.50%      6.81%     8.20%       8.82%         9.68%        10.34%

        6.00%      7.43%     8.95%       9.62%        10.56%        11.28%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                        TAXABLE YIELD EQUIVALENT FOR 1998
                          STATE OF OHIO
      FEDERAL TAX BRACKET:

                  15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL AND STATE TAX BRACKET:

                  19.279%   32.933%      37.624%       43.201%       46.801%


      JOINT           $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.87%     2.29%       2.40%         2.63%         2.81%

        2.00%      2.50%     3.05%       3.20%         3.51%         3.75%

        2.50%      3.12%     3.81%       4.00%         4.39%         4.68%

        3.00%      3.74%     4.58%       4.80%         5.26%         5.62%

        3.50%      4.37%     5.34%       5.59%         6.14%         6.55%

        4.00%      4.99%     6.10%       6.39%         7.02%         7.49%

        4.50%      5.61%     6.86%       7.19%         7.90%         8.43%

        5.00%      6.24%     7.63%       7.99%         8.77%         9.36%

        5.50%      6.86%     8.39%       8.79%         9.65%        10.30%

        6.00%      7.49%     9.15%       9.59%        10.53%        11.24%


      Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. These charts above are for illustrative purposes only. They are not indicators of past or future performance of Fund Shares.

      *Some portion of the Fund's income may be subject to the federal
      alternative minimum tax and state and local      income taxes.


                             PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:

o portfolio quality;
o average portfolio maturity;
o type of instruments in which the portfolio is invested; o changes in interest rates and market value of portfolio securities; o changes in the Fund's expenses; and o various other factors. The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly. o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature. o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks. Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in shares based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


                          ABOUT FEDERATED INVESTORS, INC.

     Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     The Chief Investment Officers responsible for oversight of the various sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through it subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

     Institutional Clients Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John B. Fisher, President, Institutional Sales
Division.

Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.










*source:  Investment Company Institute

Federated Michigan Intermediate Municipal Trust
(A Portfolio of Municipal Securities Income Trust)


Prospectus





The shares of Federated Michigan Intermediate Municipal Trust (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The Fund invests primarily in a portfolio of Michigan municipal securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Prospectus dated October 31, 1998

                                TABLE OF CONTENTS


Financial Highlights.................  2

General Information..................  3
  Calling the Fund...................  3

Investment Information...............  3
  Investment Objective...............  3
  Investment Policies................  3
  Michigan Municipal Securities......  5
  Investment Risks...................  5
  Non-Diversification................  6
  Investment Limitations.............  6

Net Asset Value......................  6

Investing in the Fund................  6

Purchasing Shares....................  7
  Purchasing Shares through a Financial Intermediary        7
  Purchasing Shares by Wire..........  7
  Purchasing Shares by Check.........  7
  Systematic Investment Program......  7
  Reducing or Eliminating the Sales Charge            7

Redeeming and Exchanging Shares......  8
  Redeeming or Exchanging Shares Through
    a Financial Intermediary.........  8
  Redeeming or Exchanging Shares by Telephone         8
  Redeeming or Exchanging Shares by Mail        8
  Requirements for Redemption........  9
  Requirements for Exchange..........  9
  Systematic Withdrawal Program......  9

Account and Share Information........  9
  Confirmations and Account Statements    9
  Dividends and Distributions........  9
  Accounts with Low Balances.........  9

Trust Information....................  9
  Management of the Trust............  9
  Distribution of Shares............. 10
  Administration of the Fund......... 10

Shareholder Information.............. 11

Tax Information...................... 11

Federal Income Tax................... 11
  Michigan Taxes..................... 12
  State and Local Taxes.............. 12

Performance Information.............. 12

Financial Statements................. 13

Independent Auditors' Report......... 24

SUMMARY OF FUND EXPENSES To be filed by Amendment.

FINANCIAL HIGHLIGHTS To be filed by Amendment.

                               GENERAL INFORMATION

The Trust was established as a Massachusetts business trust on August 6, 1990. Shares of the Fund ("Shares") are designed for customers of financial institutions such as banks, fiduciaries, investment advisers and broker/dealers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in Michigan municipal securities. The Fund is not likely to be a suitable investment for non-Michigan taxpayers or retirement plans since Michigan municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

   The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.

   Year 2000 Statement
Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.


                             INVESTMENT INFORMATION

Investment Objective
The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Michigan.

Investment Policies
The Fund pursues its investment objective by investing primarily in a portfolio of Michigan municipal securities. Under normal market conditions, the dollar-weighted average portfolio maturity of the Fund will be between three and ten years, and the Fund's average-weight duration will be between three and seven years. Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The securities in which the Fund invests include:

n obligations issued by or on behalf of the state of Michigan, its political subdivisions, or agencies;

n debt obligations of any state, territory, or possession of the United States, or any political subdivision of any of these; and

n participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Michigan.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Characteristics
   The Michigan municipal securities which the Fund buys are:

n rated within the four highest ratings for municipal securities by Moody's
  Investors Service, Inc. ("Moody's") (Aaa, Aa, A, or Baa) or by Standard & Poor's ("S&P") and Fitch IBCA, Inc. ("Fitch") (AAA, AA, A, or BBB)-securities rated "Baa" by Moody's or "BBB" by S&P or Fitch have speculative characteristics;

n guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

n fully collateralized by an escrow of U.S. government securities or other securities acceptable to the Fund's investment adviser;

n rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG1/VMIG1) or Moody's highest municipal commercial paper rating (PRIME-1), or S&P's highest municipal commercial paper rating (SP-1); or

n unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's investment adviser.

Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities.

Downgraded securities will be evaluated on a case by case basis by the investment adviser. The investment adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

A description of the ratings categories is contained in the Appendix to the Statement of Additional Information.

Participation Interests
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in Michigan municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities
Some of the Michigan municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Restricted Securities
As a matter of fundamental investment policy, the Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. As a matter of fundamental investment policy, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

   Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the state of Michigan and Michigan municipalities personal income taxes. However, from time to time when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term, non-Michigan municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond, or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments--Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of Michigan or Michigan municipalities.

Michigan Municipal Securities
Michigan municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Michigan municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
Yields on Michigan municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of Michigan or its municipalities could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Michigan municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Michigan municipal securities which meet the Fund's quality standards may not be possible if the state of Michigan or its municipalities do not maintain their current credit ratings. In addition, any Michigan constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting Michigan municipal securities.

A further discussion of the risks of a portfolio which invests largely in Michigan municipal securities is contained in the Statement of Additional Information.

Non-Diversification
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer, and (b) beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.

Investment Limitations
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


                                 NET ASSET VALUE

   The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                              INVESTING IN THE FUND

The characteristics of the Fund are described below.


Minimum and Subsequent
Investment Amounts     $1,000/$100
Minimum and Subsequent
Investment Amount
for Retirement Plans   NA
Maximum Sales Charge   3.00%*
Maximum Contingent
Deferred Sales
Charge                 None
Conversion Feature     No

* Shares are sold at NAV, plus a sales charge as follows:


                  Sales Charge
                  as a Percentage of

                 Public    Net
                 Offering  Amount
Amount of Transaction      Price Invested

Less than $50,000 3.00%     3.09%
$50,000 but less
than $100,000     2.50%     2.56%
$100,000 but less
than $250,000     2.00%     2.04%
$250,000 but less
than $500,000     1.50%     1.52%
$500,000 but less
than $1 million   1.00%     1.01%
$1 million or greater       0.00%   0.00%


                                PURCHASING SHARES

   Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their shares for Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares through a Financial Intermediary
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

Purchasing Shares by Wire
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check
Shares may be purchased by mailing a check made payable to the name of the Fund (designate account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Reducing or Eliminating the Sales Charge
Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Shares purchased:
n through financial intermediaries that do not receive sales charge dealer concessions;

n by Federated Life Members; or

n through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:
n purchasing Shares in quantity;

n combining concurrent purchases of Shares

  n  by you, your spouse, and your children under age 21, or;

  n  of two or more Federated Funds(other than money market           funds);

n accumulating purchases (in calculating the sales charge on an additional purchase of Shares, you may count the current value of previous Share purchases still invested in the Fund); n signing a letter of intent to purchase a specific quantity of Shares within 13 months; or

n using the reinvestment privilege within 120 days of redeemiing Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession
   For sales of Shares, the distributor will normally offer to pay dealers up to 100% of the sales charge retained by it. Financial intermediaries purchasing Class A Shares for their customers in amounts of $1 million or more are eligible to receive an advance commission from the distributor based on the following breakpoints:

                        Advance Commission
                          as a Percentage of
Transaction Amount            Public Offering Price
First $1 - $5 million                     0.75%
Next $5 - $20 million               0.50%
Over $20 million                    0.25%

For accounts with assets over $1 million, the dealer commission resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. Certain retirement accounts may not be eligible for this program. Financial intermediaries must notify the Fund once an account reaches $1 million in order to qualify for advance commissions.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if a financial intermediary received an advance commission on the transaction.


     Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.


                         REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Class A Shares of other Federated Funds on days on which the Fund computes its NAV. Redemptions and exchanges are made at NAV. Shareholders who desire to automatically exchange Shares for Class A Shares in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone
   Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange
Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program
   Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Shares subject to a sales charge while participating in this program.

   Contingent Deferred Sales Charge
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

     Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries; and

n which are reinvested in the Fund under the reinvestment privilege.

For more information regarding the elimination of the contingent deferred sales charge, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholder will be notified of such action.


                          ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions
   Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances
   Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


                                TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  Advisory Fees
  The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

  Adviser's Background

   Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) Shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

     Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

        J. Scott Albrecht has been a portfolio manager of the Fund since March, 1995. Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

        Lee R. Cunningham II has been a portfolio manager of the Fund since May 1998. Mr. Cunningham joined Federated Investors, Inc. or its predecessor in 1995 as an Investment Analyst and was named an Assistant Vice President of the Fund's investment adviser in January 1998. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.



Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Shares

     Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Administration of the Fund
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

Maximum     Average Aggregate
  Fee       Daily Net Assets
0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million
0.075%on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

Shareholder Services
The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of the Shares, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily under the Shareholder Services Agreement. Federated Shareholder Services will either perform shareholder services directly or will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
In addition to periodic payments to financial institutions under the Shareholder Services Agreement, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include participating in sales, educational and training seminars at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.


                             SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of August 7, 1998, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Enbanco (as record owner holding Shares for its clients), Traverse City, MI, owned approximately 2,573,098 Shares (36.07%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                 TAX INFORMATION

Federal Income Tax
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

In general, shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

Michigan Taxes
Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code and represent (i) interest income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United States government which Michigan is prohibited by law from subjecting to a net income tax.

       Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Funds are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

State and Local Taxes
Income from the Fund is not necessarily free from taxes in states other than Michigan. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                             PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per Share (as defined by the SEC) earned by the Fund over a thirty-day period by the offering price per Share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.

Financial Statements to be filed by Amendment.

Federated Michigan Intermediate Municipal Trust
(A Portfolio of Municipal
Securities Income Trust)

Prospectus
   October 31, 1998
A Non-Diversified Portfolio of Municipal Securities Income Trust, An Open-End,Management Investment Company


Federated Michigan
Intermediate Municipal Trust

   Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Cusip 625922703
   G01389-01 (10/98)







Federated Michigan Intermediate Municipal Trust

 (A Portfolio of Municipal Securities Income Trust)


Statement of Additional Information






   This Statement of Additional Information should be read with the prospectus of Federated Michigan Intermediate Municipal Trust (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


Federated Michigan Intermediate Municipal Trust

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000


Statement dated October 31, 1998










[GRAPHIC OMITTED]

     Cusip 625922703
        1041202B (10/98)

I


                                TABLE OF CONTENTS

General Information About the Fund..1

Investment Objective and Policies...1
  Acceptable Investments............1
  When-Issued and Delayed Delivery Transactions 2
  Futures Transactions..............2
  Temporary Investments.............3
  Portfolio Turnover................3
  Investment Limitations............3
  Michigan Investment Risks.........5

Municipal Securities Income Trust Management    5
  Fund Ownership....................9
  Trustees Compensation............10
  Trustee Liability................10

Investment Advisory Services ......11
  Adviser to the Fund .............11
  Advisory Fees ...................11

Other Services ....................11
  Fund Administration .............11
  Custodian and Portfolio Accountant  11
  Transfer Agent.................. 11
  Independent Auditors ............11

Shareholder Services Agreement ....11

Brokerage Transactions ............12

Purchasing Shares .................12
  Quantity Discounts and Accumulated Purchases  12
  Concurrent Purchases.............12
  Letter of Intent.................13
  Reinvestment Privilege...........13
  Conversion to Federal Funds .....13
  Purchases by Sales Representatives, Fund Trustees, and Employees      13



Determining Net Asset Value .......13
  Valuing Municipal Bonds .........13
  Use of Amortized Cost............14

Redeeming Shares ..................14
  Redemption in Kind ..............14
  Massachusetts Partnership Law ...14

Tax Status ........................14
  The Fund's Tax Status............14
  Shareholders' Tax Status ........15

Total Return.......................15

Yield............................. 15

Tax-Equivalent Yield ..............15
  Tax-Equivalency Table............16

Performance Comparisons ...........17
  Economic and Market Information .17

About Federated Investors .........17
  Mutual Fund Market.............. 18
  Institutional Clients ...........18
  Bank Marketing ..................18
  Broker/Dealers and Bank Broker/Dealer
    Subsidiaries ..................18

Appendix ..........................19

25


                       GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On June 1, 1994, Michigan Municipal Income Fund changed its name to Michigan Intermediate Municipal Trust. On February 26, 1996 (effective date March 31, 1996), the Trustees approved changing the name of the Fund from Michigan Intermediate Municipal Trust to Federated Michigan Intermediate Municipal Trust. The shares of the Fund are hereafter referred to as "Shares."


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. The investment objective cannot be changed without approval of shareholders.

Acceptable Investments
The Fund invests primarily in a portfolio of municipal securities, which are exempt from federal regular income tax and Michigan state and local tax ("Michigan Municipal Securities"). These securities include those issued by or on behalf of the state of Michigan and Michigan municipalities, and those issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities.

Characteristics
     The Michigan Municipal Securities in which the Fund invests have the characteristics set forth in the prospectus. If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Types of Acceptable Investments
  Examples of Michigan Municipal Securities are:

o municipal notes and municipal commercial paper;

o serial bonds sold with differing maturity dates;

o tax anticipation notes sold to finance working capital needs of municipalities;

o bond anticipation notes sold prior to the issuance of longer-term bonds;

o pre-refunded municipal bonds; and

o general obligation bonds secured by a municipality pledge of taxation.

Participation Interests
  The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities
  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Municipal Leases
  The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

  In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

o whether the lease can be terminated by the lessee;

o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation");

o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

   Investing in Securities of Other Investment Companies
The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

Repurchase Agreements
  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

  From time to time, such as when suitable Michigan municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in Michigan municipal bonds and thereby reduce the Fund's yield.

Reverse Repurchase Agreements
  The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Portfolio Turnover
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the Fund's portfolio turnover rates were 12% and 7%, respectively.

Investment Limitations
Selling Short and Buying on Margin
  The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money
  The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets
  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

Underwriting
  The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Real Estate
  The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.

Investing in Commodities
  The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Investing in Restricted Securities
  The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.

Lending Cash or Securities
  The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

Dealing in Puts and Calls
  The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments
  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

       Investing in Illiquid Securities
  The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money or pledge securities or invest in repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

Michigan Investment Risks
Michigan continues to benefit from the prolonged national economic expansion. Durable goods orders have remained strong and the auto industry has restructured and reinvested to improve its competitive position. In addition, the state continues to diversify its economic base away from manufacturing to trade and services. All of these factors have stabilized Michigan's traditionally cyclical economy resulting in historically low unemployment figures and strong growth in per capita income.

Michigan's fiscal position has been prudently managed. The state has demonstrated an ability to achieve balanced budgets, high reserves and low debt levels. Spending controls and higher than budgeted revenues have resulted in a budget stabilization fund of about $1.1 billion. These reserve funds are at their highest level in the state's history. The enduring effectiveness of state financial management will ultimately be tested by the next economic downturn.

The state's fiscal and economic health are reflected in its current credit ratings. Michigan is rated Aa and AA by Moody's and S&P, respectively.


                    MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.


Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President , Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership
Officers and Trustees own less than 1% of the outstanding Shares.

   As of August 7, 1998, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Enbanco, Traverse City, MI, owned approximately 2,573,098 Shares (36.07%); First Mar & Co., Marquette, Michigan, owned approximately 933,026 Shares (13.08%); Shoreline Co., South Haven, Michigan, owned approximately 550,417 Shares (7.71%); and Charles Schwab & Co., Inc., San Francisco, California, owned approximately 502,417 Shares (7.04%).


   Trustees Compensation
       AGGREGATE
NAME,  COMPENSATION
POSITION WITH              FROM             TOTAL COMPENSATION PAID
Trust  Trust*#      FROM FUND COMPLEX



John F. Donahue            $-0-         $-0- for the Trust and
Trustee and Chairman                    56 other investment companies in the Fund Complex

Thomas G. Bigley         $____          $111,222 for the Trust and
      Trustee                           56 other investment companies in the Fund Complex
John T. Conroy          $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis++$____         $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland     $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

J. Christopher Donahue    $ -0-         $ -0- for the Trust and
Trustee and Executive                   18 other investment companies in the Fund Complex
  Vice President

James E. Dowd           $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr. $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden         $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.     $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar        $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts       $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex




*  Information is furnished for the fiscal year ended August 31, 1998.

# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

   The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Comlex since these fees are reported as of the end of the last calendar year.

Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          INVESTMENT ADVISORY SERVICES

Adviser to the Fund
The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $257,217, $248,517, and $233,527, respectively, all of which were voluntarily waived.


                                 OTHER SERVICES

Fund Administration
   Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996 and 1995, the Administrators earned $125,000, $125,000 and $125,000.

Custodian and Portfolio Accountant
State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


                         SHAREHOLDER SERVICES AGREEMENT

This arrangement permits the payment of fees to Federated Shareholder Services and financial institutions to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder record-keeping systems; and (4) responding promptly to shareholder's requests and inquiries concerning their accounts. For the fiscal year ended August 31, 1997, the Fund paid shareholder service fees in the amount of $160,761, of which $115,748 were voluntarily waived.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


                                PURCHASING SHARES

   Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

Quantity Discounts and Accumulated Purchases
As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.50%, not 3.00%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Concurrent Purchases
   Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Comlex in calculating the applicable sales charge.

To receive this sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Letter of Intent
   A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege
The reinvestment privilege is available for Shares of the Fund within the same Share class.

Shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge If the shareholder redeems Shares in the Fund, there may be tax consequences.

Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

   Purchases by Sales Representatives, Fund Directors, and Employees
The following individuals and their immediate family members may buy Shares at net asset value without a sales charge:

   o Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates; o Federated Life Members; o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and o trusts, pensions, or profit-sharing plans for these individuals.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.


                          DETERMINING NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuing Municipal Bonds
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


                                REDEEMING SHARES

   The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind
   Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.

                                   TAX STATUS

The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.
Shareholders' Tax Status
Capital Gains
  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

o the availability of higher relative yields;

o differentials in market values;

o new investment opportunities;

o changes in creditworthiness of an issuer; or

o an attempt to preserve gains or limit losses.

Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares. Any loss by a shareholder on Fund Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


                                  TOTAL RETURN

The Fund's average annual total returns for the one-year and five-year periods ended August 31, 1997, and for the period from September 18, 1991 (date of initial public investment) to August 31, 1997, were 3.40%, 5.44% and 6.17%, respectively.

   The average annual total return for Shares of the Fund is the average compounded rate of return for a given period of time that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000 less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.


                                      YIELD

The Fund's yield for the thirty-day period ended August 31, 1997 was 3.98%.

   The yield for Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.


                              TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1997 was 5.53%.

   The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.

Tax-Equivalency Table
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax* and the income taxes imposed by the state of Michigan. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between "tax-free" and taxable yields.


                         TAXABLE YIELD EQUIVALENT FOR 1998

                          STATE OF MICHIGAN
                 COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
                  19.40%    32.40%       35.40%        40.40%        44.00%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.86%     2.22%       2.32%         2.52%         2.68%

        2.00%      2.48%     2.96%       3.10%         3.36%         3.57%

        2.50%      3.10%     3.70%       3.87%         4.19%         4.46%

        3.00%      3.72%     4.44%       4.64%         5.03%         5.36%

        3.50%      4.34%     5.18%       5.42%         5.87%         6.25%

        4.00%      4.96%     5.92%       6.19%         6.71%         7.14%

        4.50%      5.58%     6.66%       6.97%         7.55%         8.04%

        5.00%      6.20%     7.40%       7.74%         8.39%         8.93%

        5.50%      6.82%     8.14%       8.51%         9.23%         9.82%

        6.00%      7.44%     8.88%       9.29%        10.07%        10.71%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.

*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

                             PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

   o  portfolio quality;
   o  average portfolio maturity;
   o type of instruments in which the portfolio is invested; o changes in interest rates and market value of portfolio securities; o changes in the Fund's expenses; and o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lehman Brothers Seven Year State General Obligation Bond Index is an index of general obligation bonds rated A or better with 6-8 years to maturity.
   o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.
   o Morningstar, Inc. an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in Shares based on monthly reinvestment of dividends over a specific period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

                          ABOUT FEDERATED INVESTORS, INC.

     Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     The Chief Investment Officers responsible for oversight of the various sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc.,through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

     Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

                                    APPENDIX

Standard & Poor's Ratings Services Municipal Bond Ratings
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. Municipal Bond Ratings
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, L.P. Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of very high quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Standard & Poor's Ratings Services Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Investors Service, Inc. Short-Term Loan Ratings

MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Investors Service, L.P. Short-Term Debt Ratings
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

Standard & Poor's Ratings Services Commercial Paper Ratings
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated A-1.

Moody's Investors Service, Inc. Commercial Paper Ratings
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.









Federated California Municipal Income Fund
 (A Portfolio of Municipal Securities Income Trust)

   Class A Shares (formerly, Class F Shares)

Class B Shares


Prospectus





The shares of Federated California Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. The Fund invests primarily in a portfolio of California municipal securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Class A Shares or Class B Shares involves investment risks including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

   The Fund has also filed a Statement of Additional Information dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.













   Prospectus dated October 31, 1998

                                TABLE OF CONTENTS


Summary of Fund Expenses............1

Financial Highlights................2

General Information.................3

Investment Information..............3
  Investment Objective..............3
  Investment Policies...............3
  California Municipal Securities...5
  Investment Risks..................6
  Non-Diversification...............6
  Investment Limitations............7

Expenses of the Fund................7

Net Asset Value.....................7

Investing in the Fund...............7
  Purchasing Shares Through a Financial Intermediary  7
  Purchasing Shares by WirePurchasing Shares by Check 8
    9
  Investing in Class B Shares.......9
  Systematic Investment Program....11
  Class A Shares
  Class B Shares...................11
    12

Redeeming and Exchanging Shares....12
  Redeeming or Exchanging Shares Through a Financial Intermediary 12
  Redeeming or Exchanging Shares by Telephone   12
  Redeeming or Exchanging Shares by Mail  13

  Requirements for Redemption......13
  Requirements for Exchange........13
  Systematic Withdrawal Program....14
  Contingent Deferred Sales Charge.14


Account and Share Information......14 Confirmations and Account Statements14
  Dividends and Distributions......14 Accounts with Low Balances.......14

Trust Information..................15
  Management of the Trust..........15
  Distribution of Shares...........16
  Administration of the Fund.......17

Shareholder Information............17


Tax Information....................18
  Federal Income Tax...............18
  California Income Taxes..........19
  State and Local Taxes............19

Performance Information........... 19



                            ADDRESSES BACK COVER PAGE

                            SUMMARY OF FUND EXPENSES

                    Class A Shares (Formerly, Class F Shares)
                        Shareholder Transaction Expenses

To be filed by Amendment

                            SUMMARY OF FUND EXPENSES

                                 Class B Shares
                        Shareholder Transaction Expenses

To be filed by Amendment

FINANCIAL HIGHLIGHTS
  Class A Shares

To be filed by Amendment

FINANCIAL HIGHLIGHTS
  Class B Shares

To be filed by Amendment

                               GENERAL INFORMATION

The Trust was established as a Massachusetts business trust on August 6, 1990. On November 18, 1997, the Board of Trustees ("Trustees") approved the addition of Class B Shares to the Fund and the conversion of its presently offered Class F Shares to Class A Shares. Class A Shares and Class B Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio of California municipal securities. The Fund is not likely to be a suitable investment for non-California taxpayers or retirement plans since California municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.

   Year 2000 Statement
Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.


                             INVESTMENT INFORMATION

Investment Objective
The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than California.

   The Fund may invest up to but not including 35% of its net assets in lower quality bonds. These bonds will usually offer higher yields than higher-rated bonds, but involve greater investment risk at the time of issue. (See "Investment Risks.")

Investment Policies
The Fund pursues its investment objective by investing primarily in California municipal securities which are exempt from federal regular income tax and personal income taxes imposed by the state of California and California municipalities. Unless indicated otherwise, investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The securities in which the Fund invests include:

n obligations issued by or on behalf of the state of California, its political subdivisions, or agencies;

n debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

n participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of California and California municipalities ("California municipal securities"). At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of California, its political subdivisions, or agencies.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Characteristics
   The California municipal securities which the Fund buys are both investment grade and lower rated bonds. The Fund invests 65% of its assets in bonds which have the same characteristics assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") to bonds of investment grade quality (rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch). The Fund will limit its purchases of bonds rated Ba or below by Moody's or BB or below by S&P or Fitch (commonly known as "junk bonds") to up to but not including 35% of its net assets. Changes in economic or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

   If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. In certain cases, the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as otherwise permissable bonds.

   There is no limit to portfolio maturity. A description of the rating categories is contained in the Appendix to this prospectus.

Participation Interests
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in California municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees of the Trust will determine that participation interests meet the prescribed quality standards for the Fund.

Variable-Rate Municipal Securities
Some of the California municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable-rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable-rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable-rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Restricted and Illiquid Securities
The Fund may invest up to 10% of its total assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction upon resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchases, together with other securities considered to be illiquid, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash, or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

     Risks
     When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

   Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of California and California municipalities. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term non-California municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund, a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments--Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of California or California municipalities.

California Municipal Securities
California municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

California municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
   The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the bonds in the Fund's portfolio as well as on market conditions. Yields on California municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of California municipal securities and demand features, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. Investing in California municipal securities which meet the Fund's quality standards may not be possible if the state of California or its municipalities do not maintain their current credit ratings. In addition, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could result in adverse consequences affecting California municipal securities. Further, any adverse economic conditions or developments affecting the state of California or its municipalities could have an impact on the Fund's portfolio.

A further discussion of the risks of a portfolio which invests largely in California municipal securities is contained in the Statement of Additional Information.

   The prices of longer term bonds fluctuate more widely in response to market interest rate changes. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" and below by S&P or Fitch or "Baa" and below by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of bonds which have characteristics of rated bonds choose not to have their obligations rated. Unrated bonds may carry a greater risk and higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair market value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 15% of its total assets in securities which are not readily marketable.

Reducing Risks of Lower-Rated Securities
The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

Credit Research
When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

Diversification
The Fund invests in securities of many different issuers to reduce portfolio risks.

Economic Analysis
The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

Non-Diversification
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

Investment Limitations
The Fund will not borrow money directly through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


                              EXPENSES OF THE FUND

Holders of Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Shares pay their allocable portion include, but are not limited to: registering the portfolio and Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Trust's Shareholder Services Plan, and the only expenses which are allocated specifically to Class B Shares as a class are expenses under the Trust's Shareholder Services Plan and Distribution Plan. However, the Trustees reserve the right to allocate certain other expenses to holders of Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Shares; fees under the Trust's Shareholder Services Plan; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Shares; legal fees relating solely to Shares; and Trustees' fees incurred as a result of issues relating solely to Shares.


                                 NET ASSET VALUE

The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.


                              INVESTING IN THE FUND

   This prospectus offers two classes of Shares each with the characteristics described below.

                Class AClass B
Minimum and Subsequent $1500/$100                         $1500/$100
Investment Amounts
Minimum and Subsequent NA      NA
Investment Amount
for Retirement Plans
Maximum Sales Charge   4.50%*  None
Maximum Contingent     None    5.50
Deferred Sales
Charge**
Conversion Feature     No      Yes
* Class A Shares are sold at NAV, plus a sales charge as follows:


              Sales Charge    Dealer
           as a Percentage ofConcession as
               Public  Neta Percentage of
              OfferingAmountPublic Offering
Amount of Transaction Price  Invested     Price
Less than $100,000     4.50%   4.71%                                 4.00%
$100,000 but less
than $250,000   3.75%  3.90%   3.25%
$250,000 but less
than $500,000   2.50%  2.56%   2.25%
$500,000 but less
than $1 million 2.00%  2.04%   1.80%
$1 million or greater  0.00%   0.00%                                   0.25%

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

   The following contingent deferred sales charge schedule applies to Class B
Shares:

   Year of RedemptionContingent Deferred
   After PurchaseSales Charge

   First             5.50%
  Second            4.75%
  Third             4.00%
  Fourth            3.00%
  Fifth             2.00%
  Sixth             1.00%
  Seventh and thereafter                                               0.00%

   Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class B Shares."


                                PURCHASING SHARES

   Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares through a Financial Intermediary
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

The financial intermediary which maintains investor accounts in Class B Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

Purchasing Shares by Wire
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number--this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check
Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.

Class A Shares
Class A Shares are sold at NAV, plus a sales charge. However:

No sales charge is imposed for Class A Shares purchased:
n through financial intermediaries that do not receive sales charge dealer concessions;

n    by Federated Life Members; or

n through "wrap accounts" or similar programs under which clients pay a fee for services.

In addition, the sales charge can be reduced or eliminated by:
n purchasing Class A Shares in quantity;

n combining concurrent purchases of Class A Shares

      n  by you, your spouse, and your children under age 21, or;

      n  of two or more Federated Funds (other than money market        funds);

n accumulating purchases (in calculating the sales charge on an additional purchase of Class A Shares, you may count the current value of previous Class A Share purchases still invested in the Fund);

n signing a letter of intent to purchase a specific dollar amount of Class A Shareswithin 13 months; or

n using the reinvestment privilege within 120 days of redeeming Class A Shares of an equal or lesser amount.

Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.

Dealer Concession
   For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. Financial intermediaries purchasing Class A Shares for their customers in amounts of $1 million or more are eligible to receive an advance commission from the distributor based on the following breakpoints:

                        Advance Commission                 as a Percentage of
Transaction Amount            Public Offering Price

First $1 - $5 million                     0.75%
Next $5 - $20 million               0.50%
Over $20 million                    0.25%

For accounts with assets over $1 million, the dealer commission resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. Certain retirement accounts may not be eligible for this program. Financial intermediaries must notify the Fund once an account reaches $1 million in order to qualify for advance commissions.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if a financial intermediary received an advance commission on the transaction.

Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Class A Shares.

Class B Shares
Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.

Conversion of Class B Shares
Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.


                         REDEEMING AND EXCHANGING SHARES

Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone
Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares By Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.


Redeeming or Exchanging Shares by Mail

        Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange
Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program
   Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares.

   Systematic Withdrawal Program ("SWP") on Class B Shares

A contingent deferred sales charge will not be charged on SWP redemptions of Class B Shares if:

n  shares redeemed are 12% or less of the account value in a single year;

n the account is at least one year old;

n all dividends and capital gains distributions are reinvested; and

n the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the SWP is established and then annually at calendar year-end. Redemptions can be made only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

Contingent Deferred Sales Charge
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

Eliminating the Contingent Deferred Sales Charge

     Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:


n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;

n representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

n which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

n which are reinvested in the Fund under the reinvestment privilege;

n of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.
For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


                          ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions
   Dividends are declared and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances
   Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


                                TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Advisory Fees
  The Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

Adviser's Background
     Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J.
  Christopher Donahue, who is President and Director of Federated Investors,
  Inc.

     Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

        J. Scott Albrecht has been the Fund's portfolio manager since March 1995. Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

        Lee R. Cunningham II has been a portfolio manager of the Fund since May 1998. Mr. Cunningham joined Federated Investors, Inc. or its predecessor in 1995 as an Investment Analyst and was named an Assistant Vice President of the Fund's investment adviser in January 1998. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in finance and operations from the University of Pittsburgh.

        Mary Jo Ochson has been the Fund's portfolio manager since April 1997. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Shares


     Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution and Shareholder Services Plans
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.25% of the average daily NAV of Class A Shares and 0.75% of the average daily net asset value of Class B Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75% of Class B Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Distribution Plan.

The Distribution Plan for Class A Shares is presently not paying or accruing 12b-1 fees.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of both Class A Shares and Class B Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
Federated Securities Corp. may pay financial institutions, at the time of purchase of Class A Shares, an amount equal to 0.50% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to both Class A Shares and Class B Shares, in addition to payments made pursuant to the Distribution and Shareholder Services Plans, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

Administration of the Fund
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

                           Maximum Average Aggregate
  Fee     Daily Net Assets
 0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million
 0.075%on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

   As of August 7, 1998, the following shareholder of record owned 25% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Class A Shares for its clients), Jacksonville, Florida, owned approximately 971,909 Shares (37.76%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                 TAX INFORMATION

Federal Income Tax
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

California Income Taxes
Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes provided that such distributions qualify as "exempt-interest dividends" under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50 percent of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States. The Fund will furnish its shareholders with a written note designating exempt-interest dividends within 60 days after the close of its taxable year. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to California individual income taxes.

Dividends of the Fund are not exempt from the California taxes payable by corporations.

State and Local Taxes
Income from the Fund is not necessarily free from taxes in states other than California. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                             PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for each class of shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of shares over a thirty-day period by the maximum offering price per share of each class of shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class of shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

Total return and yield will be calculated separately for Class A Shares and Class B Shares.

From time to time, advertisements for Class A Shares and Class B Shares of the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the performance of Class A Shares and Class B Shares to certain indices.




                                    APPENDIX

Standard & Poor's ("S&P") Municipal Bond Ratings
AAA --Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity of willingness to pay interest and repay principal. The "B" rating cagegory is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BB" rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC-The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C-The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, L.P. ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. The y carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. The y are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. ("Fitch") Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and ""AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

S&P Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Short-Term Debt Ratings
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&PCommercial Paper Ratings Definitions
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Commercial Paper Ratings
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Federated California Municipal Income Fund
 (A Portfolio of Municipal Securities Income Trust)

   Class A Shares (formerly, Class F Shares)

Class B Shares


Prospectus
   October 31, 1998

     A Non-Diversified Portfolio of Municipal Securities Income Trust, An Open-End, Management Investment Company


Federated California Municipal Income Fund
Class A Shares (Formerly, Class F Shares)

Class B Shares
   Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
   1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Advisers
Federated Investors Tower
   1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent
and Dividend
Disbursing Agent
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Cusip 625922109
   2092918A (10/98)








Federated California Municipal Income Fund
   Class A Shares (formerly, Class F Shares)
Class B Shares
(A Portfolio of Municipal Securities Income Trust)

Statement of Additional Information





   This Statement of Additional Information should be read with the prospectus of Federated California Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust (the "Trust") dated October 31, 1998 This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

Federated California Municipal Income Fund

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

Statement dated October 31, 1998
Cusip 625922109
2092918B (10/98)

                                TABLE OF CONTENTS


General Information About the Fund..1

Investment Objective and Policies...1
  Acceptable Investments............1
  When-Issued and Delayed Delivery Transactions 2
  Futures Transactions..............2
  Temporary Investments.............3
  Portfolio Turnover................3

Investment Limitations..............3
  California Investment Risks.......5

Municipal Securities Income Trust Management    6
  Fund Ownership...................10
  Trustees Compensation............10
  Trustee Liability................10

Investment Advisory Services.......11
  Adviser to the Fund..............11
  Advisory Fees....................11

Other Services.....................11
  Fund Administration..............11
  Custodian and Portfolio Accountant11
  Transfer Agent...................11
  Independent Auditors.............11

Brokerage Transactions.............11

Purchasing Shares..................12
  Quantity Discounts and Accumulated Purchases  12
  Concurrent Purchases.............12
  Letter of Intent.................12
  Reinvestment Privilege...........13
  Conversion of Class B Shares.....13
  Distribution and Shareholder Services Plans   13
  Conversion to Federal Funds......13
  Purchases by Sales Representatives, Fund
    Trustees, and Employees........14

Determining Net Asset Value........14
  Valuing Municipal Bonds..........14
  Use of Amortized Cost............14

Redeeming Shares...................14
  Redemption in Kind...............14
  Contingent Deferred Sales Charge--
    Class B Shares.................15
  Massachusetts Partnership Law....15

Tax Status.........................15
  The Fund's Tax Status............15
  Shareholders' Tax Status.........16

Total Return.......................16

Yield..............................16

Tax-Equivalent Yield...............16
  Tax-Equivalency Table............17

Performance Comparisons............18
  Economic and Market Information..18

About Federated Investors..........18
  Mutual Fund Market...............19
  Institutional Clients............19
  Bank Marketing...................19
  Broker/Dealers and Bank
    Broker/Dealer Subsidiaries.....19

Financial Statements...............19

Appendix...........................20

                       GENERAL INFORMATION ABOUT THE FUND

   The Fund is a portfolio of Municipal Securities Income Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On March 31, 1996, the Trustees approved changing the name of the Fund from California Municipal Income Fund to Federated California Municipal Income Fund and also approved changed the name of the Fund's shares from Fortress Shares to Class F Shares. On November 18, 1997, the Trustees approved the name change of Class F Shares to Class A Shares and added an additional class of shares called Class B Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of Additional Information relates to both of the above-mentioned classes of shares.


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of California and California municipalities. The investment objective cannot be changed without approval of shareholders.

Acceptable Investments
The Fund invests primarily in California municipal securities.

Characteristics
   The California municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Types of Acceptable Investments
  Examples of California municipal securities include: governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;

o municipal notes and tax-exempt commercial paper;

o serial bonds;

o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;

o bond anticipation notes sold in anticipation of the issuance of long-term bonds;

o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

o general obligation bonds.

Participation Interests
  The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable-Rate Municipal Securities
  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Municipal Leases
  The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

o whether the lease can be terminated by the lessee;

o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and

o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

   Investing in Securities of Other Investment Companies
The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

Repurchase Agreements
  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

From time to time, such as when suitable California municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in California municipal bonds and thereby reduce the Fund's yield.

Reverse Repurchase Agreements
  The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Portfolio Turnover
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years ended August 31, 1997 and 1996, the Fund's portfolio turnover rates were 29% and 21%, respectively.

Investment Limitations
Selling Short and Buying on Margin
  The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money
  The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

Underwriting
  The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Real Estate
  The Fund will not purchase or sell real estate although it may invest in municipal bonds secured by real estate, including limited partnership interests, or interests in real estate.

Investing in Commodities
  The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Lending Cash or Securities
  The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

Dealing in Puts and Calls
  The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments
  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

       Investing in Restricted Securities
  The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.

Investing in Illiquid Securities
  The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items. California Investment Risks Limits on Taxing and Spending Authority
  Developments in California which constrain the taxing and spending authority of California governmental entities could adversely affect the ability of such entities to meet their interest and/or principal payment obligations on securities they have issued or will issue. The following information constitutes only a brief summary and is not intended as a complete description.

  In 1978, a statewide referendum approved Proposition 13, an amendment to the California Constitution limiting both the valuation of real property for property tax purposes and the power of local taxing authorities to increase real property tax revenues. To provide revenue to local governments, legislation was enacted shortly thereafter providing for the redistribution to local governments of the state's then existing surplus in its General Fund, reallocation of revenues to local governments, and assumption by the state of certain local government obligations. More recent California legislation has, however, reduced state assistance payments to local governments and reallocated a portion of such payments to the state's General Fund.

  There can be no assurance that any particular level of state aid to local governments will be maintained in future years. The U.S. Supreme Court has accepted for review a case challenging the constitutionality of certain provisions of Proposition 13. The outcome of such litigation could substantially impact local property tax collections and the ability of state agencies, local governments and districts to make future payments on outstanding debt obligations.

  In 1979, California voters again amended the California Constitution, this time imposing an appropriations limit on the spending authority of certain state and local government entities. The state's appropriations limit is based on its 1978-1979 fiscal year authorizations to expend proceeds of taxes and is adjusted annually to reflect changes in cost of living and population and transfer of financial responsibility from one governmental unit to another. If a California governmental entity raises revenues beyond its appropriations limit, the excess must be returned to the entity's taxpayers within the two subsequent fiscal years, generally by a tax credit, refund, or temporary suspension of tax rates or fee schedules.

  These spending limitations do not, however, apply to the debt service on obligations existing or legally authorized as of January 1, 1979, or on bonded indebtedness thereafter approved by the voters. In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two- thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed,
  (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (viii) permits these provisions to be amended exclusively by the voters of the state of California.

  In September 1988, the California Court of Appeals in City of Westminster v. County of Orange held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985, and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is not possible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62.

  In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 4%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year.

  Proposition 98 also requires the state of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year. On September 28, 1995, the California Supreme Court upheld the constitutionality of Proposition 62. This referendum was approved by the State's voters in 1986, but not enforced due to previous judicial decisions. Proposition 62 requires two-thirds voter approval for special taxes and a new simple majority approval for general taxes. Prior to the State Supreme Court's decision upholding Proposition 62 (the Santa Clara decision) various court cases interpreting Proposition 13 reaffirmed the power of cities to impose taxes, other than property taxes, as long as those taxes were used for general municipal purposes. The future effect of Proposition 62 on the financial performance of California local governments and on note and debt security is unclear. It is possible that court challenges, based on Proposition 62, to taxes raised or imposed after 1986 may reduce general municipal revenues available for financing municipal operations and services, including the repayment of debt. The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

Recent Economic Developments
  The California economy is in recovery. Statewide unemployment in August, 1997 was 6.1%, compared to 7.1% in August, 1996. Major sectors of employment growth have been high tech industries and motion picture production. Gains in these and other sectors have more than offset continued job losses in the aerospace and financial services industries. Other positive economic developments include greatly increased exports, new home construction and retail sales.

  As a result of the improvement in the economy, tax revenues have been higher than budgeted. In the first quarter of fiscal year 1997, the State's general (operating) fund revenues were $91 million (1.5%) above the budget forecast and disbursements were $385 million (5.5%) less than the budget forecast. In view of the improved economic climate and resulting stronger financial results, Fitch Investors Service, Inc. raised their rating of the State's general obligation bonds to A+ from A in July, 1996.

                    MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President and Trustee

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

     Director or Trustee of the Funds; Public Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President , Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership
Officers and Trustees own less than 1% of the outstanding Shares.

   As of August 7, 1998, the following shareholders of record owned 5% or more of the outstanding Class A Shares of the Fund: Merrill Lynch Pierce Fenner & Smith, Jacksonville, Florida, owned approximately 971,909 Shares (37.76%); and CIBC, Oppenheimer Corp. New York, New York, owned approximately 223,764 Shares (8.69%).

As of August 7, 1998, there were no shareholders of record who owned 5% or more of the outstanding Class B Shares of the Fund.



   Trustees Compensation
       AGGREGATE
NAME,  cOMPENSATION
pOSITION WITH                                         FROM      TOTAL COMPENSATION PAID
TRUST  TRUST*#                                 FROM FUND COMPLEX



John F. Donahue             $0          $0 for the Trust and
Trustee and Chairman                    56 other investment companies in the Fund Complex

Thomas G. Bigley         $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy           $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis++$_____        $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland      $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

J. Christopher Donahue      $0          $0 for the Trust and
Trustee and Exec. Vice Pres.            18 other investment companies in the Fund Complex

James E. Dowd            $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.  $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.  $____          $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden          $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John E. Murray, Jr.      $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar         $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts        $____          $111,222 for the Trust and
      Trustee 56 other investment companies in the Fund Complex * Information is furnished for the fiscal year ended August 31, 1998.




# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

   The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


                          INVESTMENT ADVISORY SERVICES

Adviser to the Fund

        The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996, and 1995, the Adviser earned advisory fees of $76,824, $62,691, and $56,899 respectively, all of which were voluntarily waived.


                                 OTHER SERVICES

Fund Administration
   Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services, may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended August 31, 1997, 1996, and 1995, the Administrators collectively earned $125,002, $125,000, and $125,000 respectively.

Custodian and Portfolio Accountant
State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. The y determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


                                PURCHASING SHARES

   Except under certain circumstances described in the prospectus, Shares are sold at their net asset value (plus a sales charge, if applicable) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

Quantity Discounts and Accumulated Purchases
   As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Concurrent Purchases
   Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

   Letter of Intent
A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege
The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

     In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

Conversion of Class B Shares
Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

   Distribution Plan and Shareholder Services Agreement
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1997, 1996, and 1995, payments in the amount of $96,030, $78,364, and $71,122, respectively, were made by Class A Shares pursuant to the Distribution Plan, of which $92,188, $75,229, and $68,277, respectively, were waived. In addition, for the fiscal year ended August 31, 1997, the Fund's Class A Shares paid shareholder service fees in the amount of $48,015, of which $3,841 were waived.

Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Purchases by Sales Representatives, Fund Trustees, and Employees
The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   o Trustees, employees, and sales representatives of the Fund, Federated
   Advisers, and Federated Securities Corp. and its affiliates;    o Federated
   Life Members; o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and o trusts, pensions, or profit-sharing plans for these individuals.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.


                           DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.

Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuing Municipal Bonds
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


                                REDEEMING SHARES

   The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Contingent Deferred Sales Charge--Class B Shares
In computing the amount of the applicable Contingent Deferred Sales Charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase; (3) Shares held for fewer than six years on a first-in, first-out basis.

       Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.


                                   TAX STATUS

The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.
Shareholders' Tax Status
Capital Gains
  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

o the availability of higher relative yields;

o differentials in market values;

o new investment opportunities;

o changes in creditworthiness of an issuer; or

o an attempt to preserve gains or limit losses.

Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


                                  TOTAL RETURN

The Fund's average annual total return for Class A Shares for the fiscal year ended August 31, 1997, and for the period from December 2, 1992 (date of initial public investment) to August 31, 1997, were 8.03% and 7.13%, respectively.

The Fund's Class B Shares was not effective until December 1997.

   The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming a reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price per Share or the offering price of Shares redeemed.


                                      YIELD

The Fund's yield for Class A Shares for the thirty-day period ended August 31, 1997 was 4.62%.

The Fund's Class B Shares was not effective until December 1997.

   The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by any class of shares over a thirty-day period by the maximum offering price per Share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares of the Fund, performance will be reduced for those shareholders paying those fees.

                              TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for Class A Shares for the thirty-day period ended August 31, 1997 was 9.04%.

The Fund's Class B Shares was not effective until December 1997.

   The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that any class would have had to earn to equal its actual yield, assuming a combined federal and state tax rate of 48.9%.

Tax-Equivalency Table
   The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax*, and the income taxes imposed by the state of California. As the following tables indicate, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


  TAXABLE YIELD EQUIVALENT FOR 1998
                    STATE OF CALIFORNIA

COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
             23.00%   37.30%    40.30%     45.30%    48.90%
SINGLE       $1 -    $25,351 - $61,401 - $128,101 -   OVER
RETURN      25,350    61,400    128,100  278,450    $278,450

Tax-Exempt
  Yield                Taxable Yield Equivalent
1.50%         1.95%     2.39%     2.51%      2.74%     2.94%
2.00%         2.60%     3.19%     3.35%      3.66%     3.91%
2.50%         3.25%     3.99%     4.19%      4.57%     4.89%
3.00%         3.90%     4.78%     5.03%      5.48%     5.87%
3.50%         4.55%     5.58%     5.86%      6.40%     6.85%
4.00%         5.19%     6.38%     6.70%      7.31%     7.83%
4.50%         5.84%     7.18%     7.54%      8.23%     8.81%
5.00%         6.49%     7.97%     8.38%      9.14%     9.78%
5.50%         7.14%     8.77%     9.21%     10.05%    10.76%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     TAXABLE YIELD EQUIVALENT FOR 1998
                    STATE OF CALIFORNIA

COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
             21.00%   37.30%    40.30%     45.30%    48.90%
JOINT        $1 -    $42,351 -$102,301 -  155,951 -   OVER
RETURN      42,350    102,300   155,950    278,450   278,450

Tax-Exempt
  Yield                Taxable Yield Equivalent
1.50%         1.90%     2.39%     2.51%      2.74%     2.94%
2.00%         2.53%     3.19%     3.35%      3.66%     3.91%
2.50%         3.16%     3.99%     4.19%      4.57%     4.89%
3.00%         3.80%     4.78%     5.03%      5.48%     5.87%
3.50%         4.43%     5.58%     5.86%      6.40%     6.85%
4.00%         5.06%     6.38%     6.70%      7.31%     7.83%
4.50%         5.70%     7.18%     7.54%      8.23%     8.81%
5.00%         6.33%     7.97%     8.38%      9.14%     9.78%
5.50%         6.96%     8.77%     9.21%     10.05%    10.76%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The charts above are for illustrative purposes only. They are not indicators of past or future performance of Shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


                             PERFORMANCE COMPARISONS

The performance of each class of shares depends upon such variables as:

   o  portfolio quality;
   o  average portfolio maturity;
   o type of instruments in which the portfolio is invested; o changes in interest rates and market value of portfolio securities; o changes in the Fund's class expenses; and o various other factors.
Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.
   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. the total returns represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time. Advertisements for Class A Shares may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


                          ABOUT FEDERATED INVESTORS, INC.

     Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

   In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
   Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

     Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

        Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, President, Federated Securities Corp.


                              FINANCIAL STATEMENTS

   (The Financial Statements to be filed by Amendment.)






















* source: Investment Company Institute












Federated New York Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
   Class A Shares (formerly, Class F Shares)

Prospectus





The Class F Shares of Federated New York Municipal Income Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is one of a series of investment portfolios in Municipal Securities Income Trust (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. The Fund invests primarily in a portfolio of New York municipal securities.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks including the possible loss of principal.

   This prospectus contains the information you should read and know before you invest in Class A Shares. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Class A Shares dated October 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.














   Prospectus dated October 31, 1998

                                TABLE OF CONTENTS


Financial Highlights.................  2

General Information..................  3
  Calling the Fund...................  3

Investment Information...............  3
  Investment Objective...............  3
  Investment Policies................  3
  New York Municipal Securities......  5
  Investment Risks...................  6
  Non-Diversification................  6
  Investment Limitations.............  6

Net Asset Value......................  6

Investing in the Fund................  6

Purchasing Shares....................  7
  Purchasing Shares Through a Financial Intermediary        7
  Purchasing Shares by Wire..........  7
  Purchasing Shares by Check.........  7
  Systematic Investment Program......  7
  Eliminating the Sales Charge.......  7

Redeeming and Exchanging Shares......  8
  Redeeming or Exchanging Shares Through
    a Financial Intermediary.........  8
  Redeeming or Exchanging Shares by Telephone         8
  Redeeming or Exchanging Shares by Mail        9
  Requirements for Redemption........  9
  Requirements for Exchange..........  9
  Systematic Withdrawal Program......  9
  Contingent Deferred Sales Charge...  9

Account and Share Information........ 10
  Confirmations and Account Statements    10
  Dividends and Distributions........ 10
  Accounts with Low Balances......... 10

Trust Information.................... 10
  Management of the Trust............ 10
  Distribution of Shares............. 11
  Administration of the Fund......... 12

Shareholder Information.............. 12
  Tax Information.................... 12
  Federal Income Tax................. 12
  New York Taxes..................... 13
  State and Local Taxes.............. 13

Performance Information.............. 13

Financial Statements................. 15

Independent Auditors' Report......... 23

SUMMARY OF FUND EXPENSES To be filed by Amendment.

FINANCIAL HIGHLIGHTS To be filed by Amendment.

I


                               GENERAL INFORMATION

   The Trust was established as a Massachusetts business trust on August 6, 1990. On August __, 1998, the Board of Trustees ("Trustees") approved the conversion of its presently offered Class F Shares to Class A Shares.Class A Shares of the Fund ("Shares") are designed for customers of financial institutions such as broker/dealers, banks, fiduciaries, and investment advisers as a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in New York municipal securities. The Fund is not likely to be a suitable investment for non-New York taxpayers or retirement plans since New York municipal securities are not likely to produce competitive after-tax yields for such persons and entities when compared to other investments.

The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.

Calling the Fund Call the Fund at 1-800-341-7400.

   Year 2000 Statement
Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis coninues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.


                             INVESTMENT INFORMATION

Investment Objective
The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. Interest income of the Fund that is exempt from the income taxes described above retains its exempt status when distributed to the Fund's shareholders. Income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than New York.

   The Fund may invest up to but not including 35% of its net assets in lower quality bonds. These bonds will usually offer higher yields than higher-rated bnds, but involve greater investment risk at the time of issue. (See "Investment Risks.")

Investment Policies
The Fund pursues its investment objective by investing primarily in securities which are exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities. At least 65% of the value of the Fund's total assets will be invested in obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies. Unless indicated otherwise, investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

Acceptable Investments
The securities in which the Fund invests include:

n obligations issued by or on behalf of the state of New York, its political subdivisions, or agencies;

n debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and

n participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of New York and New York municipalities.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

Characteristics
   The New York municipal securities which the Fund buys are both investment grade and lower rated bonds. The Fund invests 65% of its assets in bonds which have the same characteristics assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") to bonds of investment grade quality (rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch). The Fund will limit its purchases of bonds rated Ba or below by Moody's or BB or below by S&P or Fitch (commonly known as "junk bonds") to up to but not including 35% of its net assets. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

If a rated bond loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but will consider doing so. In certain cases the Fund's adviser may choose bonds which are unrated if it judges the bonds to have the same characteristics as otherwise permissable bonds.

There is no limit to portfolio maturity. A description of the rating categories is contained in the Appendix to this prospectus.

Participation Interests
The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests give the Fund an undivided interest in New York municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities
Some of the New York municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases
Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation certificate on any of the above. Lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. In the event of failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

Restricted and Illiquid Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

When-Issued and Delayed Delivery Transactions
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

Inverse Floaters
The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.

Financial Futures
The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position.

  Risks
  When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.

   Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

Temporary Investments
The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities. This policy cannot change without shareholder approval. However, from time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term, non-New York municipal tax-exempt obligations or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those rated within the investment grade categories described under "Acceptable Investments -- Characteristics" (if rated) or (if unrated) those which the investment adviser judges to have the same characteristics as such investment grade securities.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax or personal income taxes imposed by the state of New York or New York municipalities.

New York Municipal Securities
New York municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

New York municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Investment Risks
   The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the bonds in the Fund's portfolio as well as on market conditions. Yields on New York municipal securities depend on a variety of factors, including, but not limited to: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state or city of New York could impact the Fund's portfolio. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in New York municipal securities which meet the Fund's quality standards may not be possible if the state and city of New York do not maintain their current credit ratings.

A further discussion of the risks of a portfolio which invests largely in New York municipal securities is contained in the Statement of Additional Information.

   The prices of longer term bonds fluctuate more widely in response to market interest rate changes. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.

Bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold, might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition, bonds rated "BBB" and below by S&P or Fitch or "Baa" and below by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.

A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result, the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.

Many issuers of bonds which have characteristics of rated bonds choose not to have their obligations rated. Unrated bonds may carry a greater risk and higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.

Further, the lower rated or unrated bonds which the Fund may purchase are frequently traded only in markets where the number of potential purchasers and sellers is limited. This consideration may have the effect of limiting the availability of such bonds for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell such bonds at their fair market value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will not invest more than 15% of its total assets in securities which are not readily marketable.

Reducing Risks of Lower-Rated Securities
The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:

Credit Research
When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.

Diversification
The Fund invests in securities of many different issuers to reduce portfolio risks.

Economic Analysis
The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.

Non-Diversification
The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

The Fund intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of the taxable year: (a) with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and (b) no more than 25% of its total assets are invested in the securities of a single issuer.

Investment Limitations
The Fund will not borrow money directly through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.


                                 NET ASSET VALUE

   The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.

                              INVESTING IN THE FUND

   This prospectus offers Class A Shares with the characteristics described below.

                         Class A

Minimum and Subsequent
Investment Amount      $1500/$100
Minimum and Subsequent Investment
Amount for Retirement Plans   NA
Maximum Sales Charge     4.50%*
Maximum Contingent Deferred
Sales Charge**           None
Conversion Feature       No
* Class A Shares are sold at NAV, plus a sales charge as follows:

** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.

              Sales Charge    Dealer
             as a PercentageConcession as
               Public  Neta Percentage of
              OfferingAmountPublic Offering
Amount of Transaction Price  Invested     Price

Less
than $100,000   4.50%  4.71%   4.00%
$100,000 but less
than $250,000   3.75%  3.90%   3.25%
$250,000 but less
than $500,000   2.50%  2.56%   2.25%
$500,000 but less
than $1 million 2.00%  2.04%   1.80%
$1 million or greater  0.00%   0.00%    0.25%



                                  PURCHASING SHARES

   Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.

In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.

Purchasing Shares Through a Financial Intermediary
Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.

       Purchasing Shares by Wire
Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number -- this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

Purchasing Shares by Check

        Shares may be purchased by mailing a check made payable to the name of the Fund (designate account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

Systematic Investment Program
Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund. Shareholders should contact their financial intermediary or the Fund to participate in this program.



   Dealer Concession
For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. Financial intermediaries purchasing Class A Shares for their customers in amounts of $1 million or more are eligible to receive an advance commission from the distributor based on the following breakpoints:
                        Advance Commission
                          as a Percentage of
Transaction Amount      ......Public Offering Price
First $1 - $5 million   ......            0.75%
Next $5 - $20 million   ......      0.50%
Over $20 million        ......      0.25%

For accounts with assets over $1 million, the dealer commission resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. Certain retirement accounts may not be eligible for this program. Financial intermediaries must notify the Fund once an account reaches $1 million in order to qualify for advance commissions.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if a financial intermediary received an advance commission on the transaction.


     FEDERATED SECURITIES CORP. MAY PAY FEES TO BANKS OUT OF THE SALES CHARGE IN EXCHANGE FOR SALES AND/OR ADMINISTRATIVE SERVICES PERFORMED ON BEHALF OF THE BANK'S CUSTOMERS IN CONNECTION WITH THE ESTABLISHMENT OF CUSTOMER ACCOUNTS AND
PURCHASES OF SHARES.    REDEEMING AND EXCHANGING SHARES

   Shares of the Fund may be redeemed for cash or exchanged for shares of New York Municipal Cash Trust or Shares of the same class of Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like Share class, in a pre-determined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.

Redeeming or Exchanging Shares Through a Financial Intermediary
Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m. (Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.

Redeeming or Exchanging Shares by Telephone
   Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.

Redeeming or Exchanging Shares by Mail
Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.

All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.

Requirements for Redemption
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

Requirements for Exchange
   Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made. Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Systematic Withdrawal Program
   Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.

   Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program.

Contingent Deferred Sales Charge
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.

   Eliminating the Contingent Deferred Sales Charge
Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:

n following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;

n representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

n which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;

n which are reinvested in the Fund under the reinvestment privilege;

n of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons; and

n of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.
For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.


                          ACCOUNT AND SHARE INFORMATION

Confirmations and Account Statements
Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

Dividends and Distributions
Dividends are declared daily and paid monthly to all shareholders invested in the Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.

Accounts with Low Balances
   Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to NAV changes will not be closed in this manner. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


                                TRUST INFORMATION

Management of the Trust
Board of Trustees
The Trust is managed by a Board of Trustees. The Board of Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

Investment Adviser
Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Advisers (the "Adviser"), the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.

  Advisory Fees
  The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time in its sole discretion.

  Adviser's Background

        Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) Shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

  Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated Funds are presently at work in and through 4,000 financial institutions nationwide.

     J. Scott Albrecht has been a portfolio manager of the Fund since March 1995. Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

     Mary Jo Ochson has been a portfolio manager of the Fund since April 1997. Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violation of the codes are subject to review by the Trustees, and could result in severe penalties.

Distribution of Shares

     Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

Distribution Plan and Shareholder Services
Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of 0.50% of the average daily NAV of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution related support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Shares, computed at an annual rate, to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

Supplemental Payments to Financial Institutions
Federated Securities Corp. will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, 0.50% of the offering price on purchases of $2,000,000 to $4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.)

Furthermore, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees at recreational-type facilities, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates, and not the Fund.

Administration of the Fund
Administrative Services
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

             Average Aggregate
Maximum Fee  Daily Net Assets
   0.150%on the first $250 million 0.125%on the next $250 million 0.100%on the next $250 million 0.075%on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


                             SHAREHOLDER INFORMATION

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

   As of August 7, 1998, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, FL, owned approximately 808,793 Shares (37.00%) and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                 TAX INFORMATION

Federal Income Tax
The Fund will pay no federal income tax because it expects to meet requirements of the Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds, although tax-exempt interest will increase the taxable income of certain recipients of social security benefits. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds will become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

New York Taxes
Under existing New York laws, distributions made by the Fund will not be subject to New York state or New York City personal income taxes to the extent that such distributions qualify as "exempt-interest dividends" under the Code, and represent interest income attributable to obligations of the state of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York state and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York state and New York City personal income taxes.

The Fund cannot predict in advance the exact portion of its dividends that will be exempt from New York state and New York City personal income taxes. However, the Fund will report to shareholders at least annually what percentage of the dividends it actually paid is exempt from such taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business tax to the extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York state or New York City franchise taxes on corporations or financial institutions.

State and Local Taxes
Income from the Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


                             PERFORMANCE INFORMATION

From time to time, the Fund advertises the total return, yield, and tax-equivalent yield for Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales charge and other similar non-recurring changes, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.

From time to time, advertisements for the Fund may refer to ratings, rankings and other information in certain financial publications and/or compare the Fund's performance to certain indices.




                                    APPENDIX

Standard & Poor's ("S&P") Municipal Bond Ratings
AAA --Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity of willingness to pay interest and repay principal. The "B" rating cagegory is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" or "BB" rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC-The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

C-The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, L.P. ("Moody's") Municipal Bond Ratings
Aaa--Bonds which are rated Aaa are judged to be of the best quality. The y carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. The y are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its generic rating category; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch IBCA, Inc. ("Fitch") Long-Term Debt Ratings
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and ""AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

S&P Municipal Note Ratings
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Moody's Short-Term Loan Ratings
MIG1/VMIG1--This designation denotes best quality. The re is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Fitch Short-Term Debt Ratings
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

S&PCommercial Paper Ratings Definitions
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Commercial Paper Ratings
P-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

PRIME-1 repayment capacity will normally be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Financial Statements to be filed by Amendment.

Federated New York Municipal Income Fund
(A Portfolio of Municipal Securities Income Trust)
   Class A Shares (formerly, Class F Shares)

Prospectus
October 31, 1998
A Non-Diversified Portfolio of Municipal Securities Income Trust, An Open-End, Management Investment Company


Federated New York Municipal Income Fund
   Class A Shares (formerly, Class F Shares)
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Advisers
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend
Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors Deloitte & Touche LLP 2500 One PPG Place Pittsburgh, PA
15222-5401 Cusip 625922208    2092919A-FS (10/98)








Federated New York Municipal Income Fund

 (A Portfolio of Municipal Securities Income Trust)

   Class A Shares (formerly, Class F Shares)


Statement of Additional Information






   This Statement of Additional Information should be read with the prospectus of Federated New York Municipal Income Fund (the "Fund"), a portfolio of Municipal Securities Income Trust dated October 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.


Federated New York Municipal Income Fund

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000




Statement dated October 31, 1998
[GRAPHIC OMITTED]

     Cusip 625922208
     2092919B (10/98)

                                TABLE OF CONTENTS

General Information About the Fund..1

Investment Objective and Policies...1
  Acceptable Investments............1
  When-Issued and Delayed Delivery Transactions 2
  Futures Transactions..............2
  Temporary Investments.............3
  Portfolio Turnover................3
  Investment Limitations............3
  New York Investment Risks.........5

Municipal Securities Income Trust Management    5
  Fund Ownership....................9
  Trustees Compensation............10
  Trustee Liability................10

Investment Advisory Services.......10
  Adviser to the Fund..............10
  Advisory Fees....................11

Other Services.....................11
  Fund Administration..............11
  Custodian and Portfolio Accountant11
  Transfer Agent...................11
  Independent Auditors.............11

Brokerage Transactions.............12

Purchasing Shares..................12
  Quantity Discounts and Accumulated Purchases  12
  Concurrent Purchases.............12
  Letter of Intent.................13
  Reinvestment Privilege...........13
  Distribution Plan and Shareholder Services Agreement      13
  Conversion to Federal Funds......13
  Purchases by Sales Representatives, Fund Trustees, and Employees      14



Determining Net Asset Value........14
  Valuing Municipal Bonds..........14
  Use of Amortized Cost............14

Redeeming Shares...................14
  Redemption in Kind...............14
  Contingent Deferred Sales Charge.15
  Massachusetts Partnership Law....15

Tax Status.........................15
  The Fund's Tax Status............15

Total Return.......................15

Yield..............................16

Tax-Equivalent Yield...............16
  Tax-Equivalency Table............16

Performance Comparisons............17
  Economic and Market Information..18

About Federated Investors..........18
  Mutual Fund Market...............18
  Institutional Clients............19
  Bank Marketing...................19
  Broker/Dealers and Bank Broker/
    Dealer Subsidiaries............19

Appendix...........................20

18



                       GENERAL INFORMATION ABOUT THE FUND

   The Fund is a portfolio of Municipal Securities Income Trust (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 6, 1990. On February 26, 1996 (effective date March 31,
1996), the Trustees approved changing the name of the Fund from New York Municipal Income Fund to Federated New York Municipal Income Fund and also approved change the name of the Fund's presently offered shares from Fortress Shares to Class F Shares ("Shares"). On August __, 1998, the Trustees approved the name change of Class F Shares to Class A Shares.


                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities. The investment objective cannot be changed without approval of shareholders.

Acceptable Investments
The Fund invests primarily in New York municipal securities.

Characteristics
     The New York municipal securities in which the Fund invests have the characteristics set forth in the prospectus. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") or Fitch IBCA, Inc. ("Fitch") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

Types of Acceptable Investments
  Examples of New York municipal securities include:

o governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality;

o municipal notes and tax-exempt commercial paper;

o serial bonds;

o tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes;

o bond anticipation notes sold in anticipation of the issuance of long-term bonds;

o pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and

o general obligation bonds.

Participation Interests
  The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities
  Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable-interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Municipal Leases
  The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment.

  In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors:

o whether the lease can be terminated by the lessee;

o the potential recovery, if any, from a sale of the leased property upon termination of the lease;

o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);

o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and

o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures Transactions
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

"Margin" in Futures Transactions
  Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities, cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value ("NAV"), the Fund will mark-to-market its open futures positions.

   Investing in Securities of Other Investment Companies
The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Temporary Investments
The Fund may also invest in temporary investments during times of unusual market conditions for defensive purposes.

Repurchase Agreements
  Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

  From time to time, such as when suitable New York municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in New York municipal bonds and thereby reduce the Fund's yield.

Reverse Repurchase Agreements
  The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

  When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

Portfolio Turnover
The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%. For the fiscal years ended August 31, 1997 and 1996, the Fund's portfolio turnover rates were 59% and 11%, respectively.

Investment Limitations
Selling Short and Buying on Margin
  The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

Issuing Senior Securities and Borrowing Money
  The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets
  The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.

Underwriting
  The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Investing in Real Estate
  The Fund will not purchase or sell real estate including limited partnership interests although it may invest in municipal bonds secured by real estate or interests in real estate.

Investing in Commodities
  The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Lending Cash or Securities
  The Fund will not lend any of its assets except that it may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.

Dealing in Puts and Calls
  The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.

Concentration of Investments
  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

       Restricted and Illiquid Securities
  The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 ("bank cash items") at the time of investment to be included in "cash items." However, the Fund does not intend to exceed its concentration limitation with respect to bank cash items.

New York Investment Risks
The Fund invests in obligations of New York issuers which results in the Fund's performance being subject to risks associated with the overall conditions present within the state. The following information is a brief summary of the recent prevailing economic conditions and a general summary of the state's financial status. This information is based on official statements relating to securities that have been offered by New York issuers and from other sources believed to be accurate but should not be relied upon as a complete description of all relevant information.

This year, New York state was an improving credit and was awarded with an upgrade from S&P. The state is currently rated A by both Moody's and S&P.

The upgrade on New York state's bonds reflects improved financial operations through fiscal 1997. The state has more conservatively estimated revenues in recent years. In addition, New York's monitoring and management of the budget during the fiscal year has improved, thereby reducing the risk of budget imbalance. These factors, combined with increased expenditure restraint and an improved economic climate fueled by the financial services sector, have contributed to year-end surpluses in five of the past six years.

Although the state has a diverse economy that continues to expand modestly and relatively high income, further rating upgrades will be precluded until significant financial and budgetary reform is implemented. This would include on-time budget adoption, ongoing structurally balanced financial operations, elimination of the state's generally accepted accounting principals-based deficit, and continued improvement in debt management policies.

The Fund's concentration in securities issued by the state and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

                    MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Municipal Securities Income Trust, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Trustee

     Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Company.


Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Trustee

     Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.


Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA
Birthdate: September 3, 1939

Trustee

Director or Trustee of the Funds; formerly, Partner, Andersen Worldwide SC.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera..


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Trustee

     President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.


James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923

President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President , Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.



As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; and World Investment Series, Inc.

Fund Ownership
Officers and Trustees own less than 1% of the outstanding Shares.

   As of August 7, 1998, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: North Fork Bank, Mattituck, New York, owned approximately 231,451 Shares (10.59%); and Merrill Lynch Pierce Fenner & Smith (as record owner holding Shares for its clients), Jacksonville, Florida, owned approximately 808,793 Shares (37.00%).



   Trustees Compensation
       AGGREGATE
NAME,  COMPENSATION
POSITION WITH              FROM             TOTAL COMPENSATION PAID
Trust  Trust*#      FROM FUND COMPLEX




John F. Donahue           $ -0-         $ -0- for the Trust and
Trustee and Chairman                    54 other investment companies in the Fund Complex


Thomas G. Bigley        $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

John T. Conroy          $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Nicholas P. Constantakis++$_____        $0 for the Trust and
Trustee                                 36 other investment companies in the Fund Complex

William J. Copeland     $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

J. Christopher Donahue    $ -0-          $ -0- for the Trust and
Trustee and Executive                   18 other investment companies in the Fund Complex
   Vice President

James E. Dowd           $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr. $____           $122,362 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Peter E. Madden         $____           $111,222 for the Trust and
Trustee                                  56 other investment companies in the Fund Complex

John E. Murray, Jr.      $____          $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Wesley W. Posvar        $____           $111,222 for the Trust and
Trustee                                 56 other investment companies in the Fund Complex

Marjorie P. Smuts       $____           $111,222 for the Trust and
      Trustee 56 other investment companies in the Fund Complex * Information is furnished for the fiscal year ended August 31, 1998.





# The aggregate compensation is provided for the Trust which is comprised of five portfolios.

  The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                          INVESTMENT ADVISORY SERVICES

Adviser to the Fund
The Fund's investment adviser is Federated Advisers (the "Adviser"). It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.


                                  ADVISORY FEES

For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended August 31, 1997, 1996 and 1995, the Adviser earned advisory fees of $91,304, $86,941 and $87,317, respectively, all of which were voluntarily waived.


                                 OTHER SERVICES

Fund Administration
   Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators". For the fiscal years ended August 31, 1997, 1996 and 1995, the Administrators earned $125,000, $125,000 and $125,000.

Custodian and Portfolio Accountant
State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent
Federated Services Company, through it registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

Independent Auditors
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, PA.


                             BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


                                PURCHASING SHARES

   Except under certain circumstances described in the prospectus, Shares are sold at their NAV plus a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the prospectus under "Investing in the Fund" and "Purchasing Shares." For further information on any of the programs listed below, please contact your financial intermediary or Federated Securities Corp.

Quantity Discounts and Accumulated Purchases
As described in the prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.



If an additional purchase of the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%..

To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Concurrent Purchases
Shareholders have the privilege of combining concurrent purchases of the same Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Federated Securities Corp. must be notified by the shareholder in writing or by their financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.

Letter of Intent
A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase Class A Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

Reinvestment Privilege
The reinvestment privilege is available for all Shares of the Fund within the same Share class.

Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within 120 days.

Similarly, Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.

     In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.

Distribution Plan and Shareholder Services Agreement
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal years ended August 31, 1997, 1996 and 1995, payments in the amount of $114,130, $108,676 and $109,146, respectively, were made pursuant to the Distribution Plan, of which $109,565, $104,329 and $104,780, respectively, were waived. In addition, for the fiscal year ended August 31, 1997, the Fund paid shareholder service fees in the amount of $57,065, of which $4,565 were waived.

Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

   Purchases by Sales Representatives, Fund Directors, and Employees
The following individuals and their immediate family members may buy Class A Shares at net asset value without a sales charge:

   o Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp. and its affiliates; o Federated Life Members (Class A Shares only); o any associated person of an investment dealer who has a sales agreement with Federated Securities Corp.; and o trusts, pensions, or profit-sharing plans for these individuals.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.




                           DETERMINING NET ASSET VALUE

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

NAV is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuing Municipal Bonds
The Trustees use an independent pricing service to determine the market value of municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

Use of Amortized Cost
The Trustees have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase, shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Trustees.


                                REDEEMING SHARES

The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectus under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

   Redemption in Kind

Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.

The Corporation has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Corporation is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders of the Fund for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder of the Fund for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund.


                                   TAX STATUS

The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.
Capital Gains
  Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

o the availability of higher relative yields;

o differentials in market values;

o new investment opportunities;

o changes in creditworthiness of an issuer; or

o an attempt to preserve gains or limit losses.

  Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.


                                  TOTAL RETURN

The Fund's average annual total returns for the one-year period ended August 31, 1997, and for the period from December 2, 1992 (date of initial public investment) to August 31, 1997 were 8.04% and 6.86%, respectively.

   The average annual total return for Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed.


                                      YIELD

The Fund's yield for the thirty-day period ended August 31, 1997 was 4.62%.

   The yield for Shares of the Fund is determined by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.


                              TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1997 was 6.42%.

   The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.

Tax-Equivalency Table
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal obligations in the Fund's portfolio generally remains free from federal regular income tax,* and the income taxes imposed by the state of New York. As the table on the next page indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                         TAXABLE YIELD EQUIVALENT FOR 1998

                                STATE OF NEW YORK
      TAX BRACKET:
      FEDERAL     15.00%    28.00%       31.00%        36.00%        39.60%



      COMBINED FEDERAL

      AND STATE   21.850%   34.850%      37.850%       42.850%       46.450%




      JOINT           $1-  $42,351-     $102,301-     $155,951-       OVER

      RETURN      42,350    102,300      155,950       278,450      $278,450



      SINGLE          $1-  $25,351-     $61,401-      $128,101-       OVER

      RETURN      25,350    61,400       128,100       278,450      $278,450


TAX-EXEMPT

YIELD                         TAXABLE YIELD EQUIVALENT


        1.50%      1.92%     2.30%       2.41%         2.62%         2.80%

        2.00%      2.56%     3.07%       3.22%         3.50%         3.73%

        2.50%      3.20%     3.84%       4.02%         4.37%         4.67%

        3.00%      3.84%     4.60%       4.83%         5.25%         5.60%

        3.50%      4.48%     5.37%       5.63%         6.12%         6.54%

        4.00%      5.12%     6.14%       6.44%         7.00%         7.47%

        4.50%      5.76%     6.91%       7.24%         7.87%         8.40%

        5.00%      6.40%     7.67%       8.05%         8.75%         9.34%

        5.50%      7.04%     8.44%       8.85%         9.62%        10.27%

        6.00%      7.68%     9.21%       9.65%        10.50%        11.20%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.


                             PERFORMANCE COMPARISONS

The performance of Shares depends upon such variables as:

   o  portfolio quality;
   o  average portfolio maturity;
   o type of instruments in which the portfolio is invested; o changes in interest rates and market value of portfolio securities; o changes in the Fund's expenses; and o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   o Lehman Brothers Revenue Bond Index is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.
   o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "New York Municipal Bond Funds" category in advertising and sales literature.
   o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information
Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.


                          ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the municipal sector, as of December 31, 1997, Federated Investors, Inc. managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

Institutional Clients

     Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to theses institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

Bank Marketing
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated mutual funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:

        (a) Financial Statements for:
            (1) Federated Pennsylvania Municipal Income Fund (To be filed by Amendment); (2) Federated Ohio Municipal Income Fund (To be filed by Amendment); (3) Federated Michigan Intermediate Municipal Trust (To be filed by Amendment); (4) Federated California Municipal Income Fund (To be filed by Amendment); (5) Federated New York Municipal Income Fund (To be filed by Amendment);
        (b) Exhibits:
            (1)    (i)  Paper Copy of Declaration of Trust of the
                        Registrant (1);
                  (ii) Paper Copy of Amendment No. 1 (dated August 26, 1991) to Declaration of Trust (5);
                 (iii)  Conformed Copy of Amendment No. 2
                        (dated August 6, 1990) to the Declaration of Trust (6);
                  (iv)  Conformed Copy of Amendment No. 3
                         (dated August 31, 1992) to the Declaration of Trust
                          (8);
                   (v)  Conformed Copy of Amendment No. 4
                        (dated September 17, 1992) to the Declaration of
                        Trust (8);
                  (vi)  Conformed Copy of Amendment No. 5
                        (dated February 4, 1993) to the Declaration of Trust (10);
                  (vii) Conformed Copy of Amendment No. 6 (dated May 24, 1993)
                        to the Declaration of Trust (13);

+     All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on October 28, 1991. (File Nos. 33-36729 and 811-6165)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on January 24, 1992. (File Nos. 33-36729 and 811-6165)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed on September 25, 1992. (File Nos. 33-36729 and 811-6165)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed on March 24, 1993. (File Nos. 33-36729 and 811-6165)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed on July 2, 1993, (File Nos. 33-36729 and 811-6165)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996, (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

            (2)   Copy of By-Laws of the Registrant (1);
                   (i) Copy of Amendment No. 1 (dated November 18, 1997) to the By-Laws; +
                  (ii) Copy of Amendment No. 2 (dated February 23, 1998) to the By-Laws; +
                 (iii) Copy of Amendment No. 3 (dated February 27, 1998) to the By-Laws; +
                  (iv) Copy of Amendment No. 4 (dated May 12, 1998) to the By-Laws; +
            (3)   Not applicable;
            (4) Copy of Specimen Certificate for Shares of Beneficial Interest for:
                   (i)  Federated Pennsylvania Municipal Income Fund-Class
                        A Shares (19);
                  (ii)  Federated Pennsylvania Municipal Income Fund- Class
                        B Shares (22);
                 (iii)  Federated Ohio Municipal Income Fund-Class F
                        Shares (19);
                  (iv)  Federated California Municipal Income Fund-Class
                        F Shares (19);
                   (v)  Federated New York Municipal Income Fund-Class
                        F Shares (19);
                  (vi)  Federated Michigan Intermediate Municipal Trust (19);
            (5) Conformed copy of new Investment Advisory Contract of the Registrant (21);
                   (i) Copy of Amendment to Investment Advisory Contract (12)
                  (ii) Conformed Copies of Amendments to Investment Advisory Contract (14); (iii) Conformed Copies of Amendments to Investment Advisory Contract (14);


+     All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

            (6)    (i)  Conformed Copy of Distributor's Contract of the
                        Registrant (21);
                  (ii) Conformed Copy of Amendment to Distributor's Contract
                 (12); (iii) Conformed Copy of Amendment to Distributor's Contract (14);
                  (iv) Conformed Copy of Exhibit O to the Distributor's
                   Contract; + (v) Conformed Copy of Distributor's Contract (Class B Shares); +
               (vi) The Registrant hereby incorporates the conformed copy of the specimen Mutual Fund Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
            (7)   Not applicable;
            (8)    (i)  Conformed Copy of Custodian Contract of the
                        Registrant (18);
                  (ii)  Conformed Copy of Custodian Fee Schedule (22);
            (9) (i) Conformed Copy of Amended and Restated Shareholder Services Agreement (22); (ii) Conformed Copy of Principal Shareholder Services Agreement (Class B Shares); +
                 (iii)  Conformed Copy of Shareholder Services Agreement
                        (Class B Shares); +
                  (iv) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; +


+     All exhibits are filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed on May 17, 1993. (File Nos. 33-36729 and 811-6165)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed on October 28, 1993. (File Nos. 33-36729 and 811-6165)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

                   (v)  With regard to Federated Pennsylvania Municipal
                        Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and
                        Federated New York Municipal Income Fund, the
                        Registrant hereby incorporates the conformed
                        copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration
                        Statement on Form N-1A, filed with the   Commission on
                        March 25, 1996. (File Nos. 2-75670 and 811-3375).
                   (vi) The response described in Item 24(b)(6)(iv) are hereby incorporated by reference;
            (10) Conformed Copy of Opinion and Consent of Counsel as to the legality of shares being registered (1);
            (11)  Not applicable;
            (12)  Not applicable;
            (13)  Conformed Copy of Initial Capital Understanding (1);
            (14)  Not applicable;
            (15)   (i)  Conformed Copy of Rule 12b-1 Plan (21);
                 (ii) Conformed Copy of Distribution Plan (21); (iii) Conformed
                Copy of Exhibit B to the Distribution
                        Plan; +
                 (iv) Conformed Copy of Exhibit 1 Amendment to the Distribution
                  Plan for the Investment Companies(Class B Shares); + (v) The response described in Item 24(b)(6)(iv) are hereby incorporated by reference;
            (16)  Copy of Schedule for Computation of Fund Performance Data for:
                  (i)   Ohio Municipal Income Fund (18);
                 (ii)   Pennsylvania Municipal Income Fund (18);
                (iii)   California Municipal Income Fund (11);
                 (iv)   New York Municipal Income Fund (11);
                  (v)   Michigan Municipal Income Fund (11);
            (17)  Copy of Financial Data Schedules (22);
            (18) With regard to Federated Pennsylvania Municipal Income Fund, Federated Ohio Municipal Income Fund, Federated California Municipal Income Fund and Federated New York Municipal Income Fund, the Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
            (19) Conformed Copy of Power of Attorney; +

+     All exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on April 28, 1993. (File Nos. 33-36729 and 811-6165)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)

22. Response is incorporated by reference to Registratnt's Post-Effective amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)

Item 25.    Persons Controlled by or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                       as of August 7, 1998
            Shares of Beneficial Interest
            (no par value)

            Federated California Municipal Income Fund
              Class A Shares (formerly, Class F Shares)     430
              Class B Shares                                132
            Federated Michigan Municipal Income Trust       386
            Federated New York Municipal Income Fund        477
            Federated Ohio Municipal Income Fund          1,774
            Federated Pennsylvania Municipal Income Fund
              Class A Shares                              6,093
              Class B Shares                                792

Item 27.    Indemnification: (1)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "TRUST INFORMATION -MANAGEMENT OF THE TRUST" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "MUNICIPAL SECURITIES INCOME TRUST MANAGEMENT." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Gregg S. Tenser
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

 (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,              President
Pittsburgh, PA 15222-3779     Securities Corp.

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

    (c) Not applicable.

Item 30.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Shareholder
  Services Company                     Federated Investors Tower
("Transfer Agent and Dividend          1001 Liberty Avenue
Disbursing Agent")                     Pittsburgh, PA  15222-3779


Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Advisers                     Federated Investors Tower
("Adviser")                            1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                          Boston, MA 02266-8600

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MUNICIPAL SECURITIES INCOME TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of August, 1998.

                  MUNICIPAL SECURITIES INCOME TRUST

                  BY: /s/ Nicholas J. Seitanakis
                  Nicholas J. Seitanakis, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  August 28, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Nicholas J. Seitanakis    Attorney In Fact         August 28, 1998
    Nicholas J. Seitanakis        For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President
                                  and Trustee

John W. McGonigle *               Treasurer and Executive
                                  Vice President
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

Nicholas P. Constantakis*         Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee